                                                    OPPENHEIMER TRINITY GROWTH FUND
                                   Two World Trade Center, 34th Floor, New York, New York 10048-0203
                                                             1-800-525-7048

                                               NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                                    TO BE HELD ON SEPTEMBER 14, 2001

      To the Shareholders of Oppenheimer Trinity Growth Fund:

      Notice is hereby given that a Special  Meeting of the  Shareholders  of Oppenheimer  Trinity  Growth Fund ("Trinity  Growth
      Fund"), a registered  investment  management company,  will be held at 6803 South Tucson Way,  Englewood,  CO 80112 at 1:00
      P.M., Mountain time, on September 14, 2001, or any adjournments thereof (the "Meeting"), for the following purposes:

      1. To approve an Agreement and Plan of Reorganization  between  Oppenheimer Trinity Growth Fund ("Trinity Growth Fund") and
      Oppenheimer Large Cap Growth Fund ("Large Cap Growth Fund"), and the transactions  contemplated thereby,  including (a) the transfer  of all the assets of Trinity  Growth  Fund to Large Cap Growth  Fund in  exchange  for Class A, Class B, Class C,
      Class N and Class Y shares of Large Cap Growth Fund, (b) the  distribution  of these shares of Large Cap Growth Fund to the corresponding  Class A, Class B, Class C, Class N and Class Y shareholders  of Trinity Growth Fund in complete  liquidation of Trinity  Growth Fund and (c) the  cancellation  of the  outstanding  shares of Trinity Growth Fund (all of the foregoing being referred to as the "Proposal").

      2.  To act upon such other matters as may properly come before the Meeting.

      Shareholders  of record at the close of business on June 13, 2001 are  entitled to notice of, and to vote at, the  Meeting.
      The Proposal is more fully  discussed in the Proxy Statement and  Prospectus.  Please read it carefully  before telling us, through  your proxy or in person,  how you wish your  shares to be voted.  The Board of  Trustees  of Trinity  Growth  Fund recommends a vote in favor of the Proposal.  WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

      By Order of the Board of Trustees,
      Andrew J. Donohue, Secretary
      July 20, 2001
      [341]

      Shareholders  who do not expect to attend the Meeting are requested to indicate voting  instructions on the enclosed proxy and to date,  sign and return it in the  accompanying  postage-paid  envelope.  To avoid  unnecessary  duplicate  mailings,  we ask your cooperation in promptly mailing your proxy no matter how large or small your holdings may be.

      As with all mutual funds, the Securities and Exchange  Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

                                                COMBINED PROSPECTUS AND PROXY STATEMENT
                                                          DATED JULY 20, 2001

                                     Acquisition of the Assets of OPPENHEIMER TRINITY GROWTH FUND

                            By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                                                   OPPENHEIMER LARGE CAP GROWTH FUND

         This combined  Prospectus and Proxy  Statement  solicits  proxies from the  shareholders  of  Oppenheimer  Trinity Growth Fund
("Trinity  Growth  Fund") to be voted at a Special  Meeting of  Shareholders  (the  "Meeting")  to approve  the  Agreement  and Plan of
Reorganization  (the  "Reorganization  Agreement") and the transactions  contemplated  thereby (the  "Reorganization")  between Trinity
Growth Fund and  Oppenheimer  Large Cap Growth Fund ("Large Cap Growth Fund").  This combined  Prospectus/Proxy  Statement  constitutes the  Prospectus  of Large Cap Growth Fund and the Proxy  Statement of Trinity  Growth Fund filed on Form N-14 with the  Securities  and
Exchange  Commission ("SEC").  If shareholders vote to approve the Reorganization  Agreement and the Reorganization,  the net assets of
Trinity  Growth Fund will be acquired by and in exchange for shares of Large Cap Growth  Fund.  The Meeting will be held at the offices of  OppenheimerFunds,  Inc. at 6803 South  Tucson Way,  Englewood,  CO 80112 on  September  14, 2001 at 1:00 P.M.  Mountain  time.  The
Board of  Trustees  of Trinity  Growth  Fund is  soliciting  these  proxies on behalf of Trinity  Growth  Fund.  This  Prospectus/Proxy
Statement will first be sent to shareholders on or about July 20, 2001.

         If the shareholders  vote to approve the  Reorganization  Agreement,  you will receive Class A shares of Large Cap Growth Fund equal in value to the  value as of the  Valuation  Date of your  Class A shares of  Trinity  Growth  Fund;  Class B shares of Large Cap
Growth  Fund equal in value to the value as of the  Valuation  Date of your Class B shares of Trinity  Growth  Fund;  Class C shares of
Large Cap Growth  Fund equal in value to the value as of the  Valuation  Date of your Class C shares of Trinity  Growth  Fund;  Class N shares of Large Cap Growth Fund equal in value to the value as of the  Valuation  Date of your Class N shares of Trinity  Growth  Fund;
and Class Y shares of Large Cap  Growth  Fund  equal in value to the value as of the  Valuation  Date of your Class Y shares of Trinity
Growth Fund.  Trinity  Growth Fund will then be  liquidated  and  de-registered  under the  Investment  Company Act of 1940.  Large Cap
Growth Fund will change its name to "Oppenheimer Trinity Large Cap Growth Fund" following the Reorganization.

         Large Cap Growth  Fund's  investment  objective  is to seek  capital  appreciation.  Large Cap Growth Fund  invests  mainly in common stocks of U.S.  companies the portfolio  managers has selected from among those included in the Russell 1000(R)Growth Index.  The
Russell 1000(R)Growth Index consists of common stocks that are believed to have a  greater-than-average  growth  orientation.  The Index is a subset of the Russell 1000(R)Index, an index of large-cap U.S.  companies.  The Fund currently considers a "large cap" issuer to be one  having a market  capitalization  of at least  $12  billion,  but that  number  can  change  as  relative  market  values of stocks fluctuate.

         This  Prospectus/Proxy  Statement gives  information  about Class A, Class B, Class C, Class N and Class Y shares of Large Cap
Growth Fund that you should know before  investing.  You should retain it for future reference.  A Statement of Additional  Information relating to the  Reorganization  described  in this Proxy  Statement  and  Prospectus,  dated July 20, 2001,  (the "Proxy  Statement of
Additional  Information") has been filed with the Securities and Exchange  Commission ("SEC") as part of the Registration  Statement on
Form N-14 (the  "Registration  Statement")  and is incorporated  herein by reference.  You may receive a copy by written request to the
Transfer  Agent or by calling  toll-free as detailed  above.  The Proxy  Statement of  Additional  Information  includes the  following documents:  (i) Annual  Report and  Semi-Annual  Reports as of July 31, 2000 and January 31,  2001,  respectively,  of Large Cap Growth
Fund;  (ii) Annual Report and  Semi-Annual  Reports,  as of July 31, 2000 and January 31, 2001,  respectively,  of Trinity Growth Fund;
(iii) the Large Cap Growth Fund Statement of Additional Information; and (iv) Trinity Growth Fund Statement of Additional Information.

         The Prospectus of Large Cap Growth Fund dated January 30, 2001, as  supplemented  March 1, 2001, is attached to and considered a part of this Prospectus/Proxy Statement and is intended to provide you with information about Large Cap Growth Fund.

         The  following  documents  have  been  filed  with  the  SEC  and  are  available  without  charge  upon  written  request  to
OppenheimerFunds  Services (the "Transfer  Agent") or by calling the toll-free  number shown above: (i) a Prospectus for Trinity Growth
Fund,  dated January 22, 2001, as  supplemented  March 1, 2001;  (ii) a Statement of Additional  Information  for Trinity  Growth Fund,
dated January 22, 2001, as revised March 1, 2001;  and (iii) a Statement of  Additional  Information  for Large Cap Growth Fund,  dated
January 30, 2001, as revised March 1, 2001.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or guaranteed by the Federal  Deposit  Insurance
Corporation  or any other U.S.  government  agency.  Mutual fund  shares  involve  investment  risks  including  the  possible  loss of principal.

This Proxy Statement and Prospectus is dated July 20, 2001.

                                                           TABLE OF CONTENTS
                                                COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                                                          Page
Synopsis
         What am I being asked to vote on?.........................................................   6
         What are the general tax consequences of the Reorganization?........................   7
Comparisons of Some Important Features
         How do the investment objectives and policies of the Funds compare?...............  7
         Who manages the Funds?..................................................................... 8
         What are the fees and expenses of each Fund and those expected after the

Reasons for the Reorganization
Information about the Reorganization

         What should I know about Class A, Class B, Class C, Class N and Class Y shares of
             Large Cap Growth Fund?..................................................................   25
         What are the capitalizations of the Funds and what might the capitalizations be after the
             Reorganization?..............................................................................  25
Comparison of Investment Objectives and Policies
         Are there any significant differences between the investment objectives and strategies of

Voting Information

Information about Large Cap Growth Fund
Information about Trinity Growth Fund
Principal Shareholders
Exhibit A - Agreement and Plan of Reorganization by and between Oppenheimer Trinity Growth Fund, and Oppenheimer Large Cap Growth Fund

Enclosures:
Prospectus of Oppenheimer Large Cap Growth Fund, dated January 30, 2001, as supplemented
     March 1, 2001.

                                                                SYNOPSIS

         This is only a summary and is qualified in its  entirety by the more  detailed  information  contained in or  incorporated  by reference in this  Prospectus and Proxy  Statement and by the  Reorganization  Agreement  which is attached as Exhibit A.  Shareholders should  carefully  review this  Prospectus and Proxy Statement and the  Reorganization  Agreement in their entirety and, in particular, the current  Prospectus of Large Cap Growth Fund which  accompanies  this Prospectus and Proxy Statement and is incorporated  herein by reference.

         Shareholders  of Trinity Growth Fund holding  certificates  representing  their shares will not be required to surrender their certificates  in connection  with the  reorganization.  However,  former Class A  shareholders  of Trinity Growth Fund whose shares are represented  by  outstanding  share  certificates  will not be allowed to redeem or exchange class shares of Large Cap Growth Fund they receive in the Reorganization until the certificates for the exchanged Trinity Growth Fund have been returned to the Transfer Agent.

What am I being asked to vote on?

Your Fund's  investment  manager,  OppenheimerFunds,  Inc. (the "Manager"),  proposed to the Board of Trustees a reorganization of your
Fund,  Trinity Growth Fund,  with and into  Oppenheimer  Large Cap Growth Fund so that  shareholders  of Trinity Growth Fund may become shareholders  of a  substantially  larger  fund  advised  by  the  same  investment  advisor  with  generally  historically  comparable performance,  and investment objectives,  policies, and strategies very similar to those of their current Fund. In addition,  portfolio management of the surviving  Large Cap Growth Fund will be the same one that manages  Trinity  Growth Fund.  The Board also  considered the fact that the surviving fund has the potential for lower overall operating  expenses.  In addition,  the Board considered that both
Funds have Class A, Class B, Class C, Class N and Class Y shares  offered under  identical  sales charge  arrangements.  The Board also considered  that the  Reorganization  would be a tax-free  reorganization,  and there would be no sales charge imposed in effecting the
Reorganization.  In addition,  due to the relatively  moderate  costs of the  reorganization,  the Boards of both Funds  concluded that neither Fund would experience dilution as a result of the Reorganization.

         A  reorganization  of Trinity  Growth Fund with and into Large Cap Growth Fund is recommended by the Manager based on the fact that both Funds  have very  similar  investment  policies,  practices  and  objectives,  and both are  managed  by  Trinity  Investment
Management Corporation personnel.

         At a meeting held on April 12, 2001, the Board of Trustees of Trinity Growth Fund approved a  reorganization  transaction that will,  if approved  by  shareholders,  result in the  transfer of the net assets of Trinity  Growth Fund to Large Cap Growth  Fund,  in
exchange  for an equal  value of shares of Large Cap  Growth  Fund.  The shares of Large Cap Growth  Fund will then be  distributed  to
Trinity Growth Fund shareholders and Trinity Growth Fund will be liquidated.  As a result of the  Reorganization,  you will cease to be a shareholder of Trinity  Growth Fund and will become a shareholder  of Large Cap Growth Fund.  This exchange will occur on the Closing
Date of the Reorganization.

         Approval of the  Reorganization  means you will receive Class A shares of Large Cap Growth Fund equal in value to the value as of the  Valuation  Date of your Class A shares of Trinity  Growth  Fund;  Class B shares of Large Cap Growth Fund equal in value to the value as of the Valuation  Date of your Class B shares of Trinity  Growth Fund;  Class C shares of Large Cap Growth Fund equal in value to the value as of the Valuation Date of your Class C shares of Trinity  Growth Fund;  Class N shares of Large Cap Growth Fund equal in value to the value as of the  Valuation  Date of your Class N shares of  Trinity  Growth  Fund;  and Class Y shares of Large Cap Growth
Fund equal in value as of the Valuation  Date of your Class Y shares of Trinity  Growth Fund.  The shares you receive will be issued at net asset value  without a sales  charge or the payment of a  contingent  deferred  sales  charge  ("CDSC")  although if your shares of
Trinity  Growth Fund are subject to a CDSC,  your Large Cap Growth Fund shares will continue to be subject to the same CDSC  applicable to your shares.

         For the reasons set forth in the "Reasons for the  Reorganization"  section,  the Board of Trinity  Growth Fund has determined that the  Reorganization  is in the best interests of the  shareholders of Trinity Growth Fund. The Board concluded that no dilution in value would result to shareholders of Trinity Growth Fund as a result of the Reorganization.

                                            THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                                          TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

         It is  expected  that  shareholders  of Trinity  Growth Fund who are U.S.  citizens  will not  recognize  any gain or loss for federal  income tax  purposes,  as a result of the exchange of their shares for shares of Large Cap Growth Fund.  You should,  however, consult your tax advisor regarding the effect,  if any, of the  Reorganization  in light of your individual  circumstances.  You should also consult  your tax advisor  about state and local tax  consequences.  For further  information  about the tax  consequences  of the
Reorganization, please see the "Information About the Reorganization--What are the Tax Consequences of the Reorganization?"

                                                COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

         Trinity Growth Fund and Large Cap Growth Fund have the same investment  objective.  As a fundamental  investment policy,  both
Funds' investment objective is to seek capital appreciation.

         In seeking their investment  objectives,  Trinity Growth Fund and Large Cap Growth Fund utilize a similar investing  strategy.
Both Funds invest primarily in large cap U.S. issuers,  and both are managed by Trinity  Investment  Management  Corporation  personnel using Trinity's quantitative models.

         Please refer to the Annual and Semi-Annual Reports of both Funds for a complete listing of the investments for each Fund.

Who Manages the Funds?

         The  day-to-day  management  of the business and affairs of each Fund is the  responsibility  of the Manager.  Trinity  Growth
Fund is an open-end  diversified  investment  management company with an unlimited number of authorized shares of beneficiall  interest organized as a  Massachusetts  business  trust on May 6, 1999.  It commenced  operations on September 1, 1999.  Trinity  Growth Fund is governed by a Board of Trustees,  which is responsible for protecting the interests of shareholders  under  Massachusetts  law. Trinity
Growth Fund is located at Two World Trade Center, New York, New York 10048-0203.

         Large Cap Growth Fund is an  open-end,  diversified  investment  management  company with an  unlimited  number of  authorized shares  of  beneficial  interest  organized  as a  Massachusetts  business  trust on  January  14,  1998  under  the name  "Oppenheimer
Institutional  Growth Fund." On April 27, 1998,  the name was changed to Oppenheimer  Large Cap Growth Fund. It commenced  operation on
December 17, 1998.  Large Cap Growth Fund is governed by a Board of Trustees,  which is  responsible  for  protecting  the interests of shareholders under Massachusetts law.  Large Cap Growth Fund is located at Two World Trade Center, New York, New York 10048-0203.

         The Manager,  located at Two World Trade Center, New York, New York 10048-0203,  acts as investment advisor to both Funds. The members of the portfolio  management  team for Trinity Growth Fund,  Blake Gall and Daniel Burke,  are employees of Trinity  Investment
Management  Corporation,  the fund's  Sub-Advisor.  They have been the portfolio managers for the Fund since the Fund's commencement of operations on September 1, 1999.

         The  portfolio  manager for Large Cap Growth is Patrick  Bisbey,  a Managing  Director  and  Manager of Trading and  Portfolio
Operations of Trinity Investment  Management  Corporation,  a wholly-owned  subsidiary of the Manager's  immediate parent,  Oppenheimer
Acquisition  Corp.  Mr.  Bisbey was  co-portfolio  manager  from  September  14, 1999  through  January 1, 2001,  and became the Fund's
Portfolio Manager on January 1, 2001.

         Additional  information  about the Funds and the  Manager is set forth  below in  "Comparison  of  Investment  Objectives  and
Policies."

What are the Fees and Expenses of each Fund and those expected after the Reorganization?

         Trinity  Growth  Fund and Large Cap Growth  Fund each pay a variety of  expenses  directly  for  management  of their  assets, administration  and  distribution  of their  shares and other  services.  Those  expenses  are  subtracted  from each Fund's  assets to calculate  the fund's  net asset  values per  share.  Shareholders  pay these  expenses  indirectly.  Shareholders  pay other  expenses directly, such as sales charges.

The following  tables are provided to help you  understand  and compare the fees and expenses of investing in shares of Trinity  Growth
Fund with the fees and  expenses of investing in shares of Large Cap Growth Fund.  The pro forma  expenses of the  surviving  Large Cap
Growth Fund show what the fees and  expenses  are expected to be after giving  effect to the  Reorganization.  All amounts  shown are a percentage of net assets of each class of shares of the Funds.

                                                          PRO FORMA FEE TABLE
                                                 For the 12 month period ended 3/31/01

--------------------------------- ----------------------------- ----------------------------- ----------------------------
                                                                                              Pro Forma Surviving Large
                                  Trinity Growth Fund           Large Cap Growth Fund Class   Cap Growth Fund Class A
                                  Class A shares                A Shares                      shares
--------------------------------- ----------------------------- ----------------------------- ----------------------------
--------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Maximum Sales Charge (Load)
  on purchases  (as a                        5.75%                         5.75%                         5.75%
   %  of offering price)
--------------------------------- ----------------------------- ----------------------------- ----------------------------
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Maximum Deferred Sales Charge
  (Load) (as a % of the lower                None1                         None1                         None1
  of the original offering
  price or redemption proceeds)
--------------------------------- ----------------------------- ----------------------------- ----------------------------

--------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Management Fees                            0.75%                         0.75%                         0.75%
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Distribution and/or Service
  (12b-1) Fees                               0.14%                         0.20%                         0.25%
--------------------------------- ----------------------------- ----------------------------- ----------------------------
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Other Expenses4                            0.72%                         0.62%                         0.56%
--------------------------------- ----------------------------- ----------------------------- ----------------------------
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Total Fund Operating Expenses              1.61%                         1.57%                         1.56%
--------------------------------- ----------------------------- ----------------------------- ----------------------------

--------------------------------- ----------------------------- ----------------------------- ----------------------------
                                                                                              Pro Forma Surviving Large
                                  Trinity Growth  Fund Class    Large Cap Growth  Fund        Cap Growth Fund Class B
                                  B shares                      Class B Shares                shares
--------------------------------- ----------------------------- ----------------------------- ----------------------------
--------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Maximum Sales Charge (Load)
  on purchases  (as a  %  of                  None                          None                         None
  offering price)
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Maximum Deferred Sales Charge
  (Load) (as a % of the lower                 5%2                           5%2                           1%3
  of the original offering
  price or redemption proceeds)
--------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Management Fees                            0.75%                         0.75%                         0.75%
--------------------------------- ----------------------------- ----------------------------- ----------------------------
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Distribution and/or Service
  (12b-1) Fees                               1.00%                         1.00%                         1.00%
--------------------------------- ----------------------------- ----------------------------- ----------------------------
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Other Expenses4                            0.72%                         0.62%                         0.56%
--------------------------------- ----------------------------- ----------------------------- ----------------------------
--------------------------------- ----------------------------- ----------------------------- ----------------------------
  Total Fund Operating Expenses              2.47%                         2.37%                         2.20%
--------------------------------- ----------------------------- ----------------------------- ----------------------------

--------------------------------- ----------------------------- --------------------------- -----------------------------
                                                                                            Pro Forma Surviving Large
                                  Trinity Growth Fund           Large Cap Growth Fund       Cap Growth Fund
                                  Class C  Shares               Class C Shares              Class C Shares
--------------------------------- ----------------------------- --------------------------- -----------------------------
-------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Maximum Sales Charge (Load)
  on purchases  (as a  %  of                  None                         None                         None
  offering price)
--------------------------------- ----------------------------- ---------------------------- ----------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Maximum Deferred Sales Charge
  (Load) (as a % of the lower                 1%3                           1%3                          1%3
  of the original offering
  price or redemption proceeds)
--------------------------------- ----------------------------- ---------------------------- ----------------------------
-------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Management Fees                            0.75%                         0.75%                        0.75%
--------------------------------- ----------------------------- ---------------------------- ----------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Distribution and/or Service
  (12b-1) Fees                               1.00%                         1.00%                        1.00%
--------------------------------- ----------------------------- ---------------------------- ----------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Other Expenses4                            0.72%                         0.62%                        0.56%
--------------------------------- ----------------------------- ---------------------------- ----------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Total Fund Operating Expenses              2.47%                         2.37%                        2.20%
--------------------------------- ----------------------------- ---------------------------- ----------------------------

--------------------------------- ----------------------------- ----------------------------- ---------------------------
                                                                                              Pro Forma Surviving Large
                                  Trinity Growth Fund Class N   Large Cap Growth Fund Class   Cap Growth Fund Class N
                                  shares                        N Shares                      shares
--------------------------------- ----------------------------- ----------------------------- ---------------------------
-------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------- ----------------------------- ---------------------------
  Maximum Sales Charge (Load)
  on purchases  (as a  %  of                  None                          None                         None
  offering price)
--------------------------------- ----------------------------- ----------------------------- ---------------------------
--------------------------------- ----------------------------- ----------------------------- ---------------------------
  Maximum Deferred Sales Charge
  (Load) (as a % of the lower                 1%5                           1%5                          1%5
  of the original offering
  price or redemption proceeds)
--------------------------------- ----------------------------- ----------------------------- ---------------------------
-------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------- ----------------------------- ---------------------------
  Management Fees                            0.75%                         0.75%                        0.75%
--------------------------------- ----------------------------- ----------------------------- ---------------------------
--------------------------------- ----------------------------- ----------------------------- ---------------------------
  Distribution and/or Service
  (12b-1) Fees                               0.50%                         0.50%                        0.50%
--------------------------------- ----------------------------- ----------------------------- ---------------------------
--------------------------------- ----------------------------- ----------------------------- ---------------------------
  Other Expenses4                            0.72%                         0.62%                        0.56%
--------------------------------- ----------------------------- ----------------------------- ---------------------------
--------------------------------- ----------------------------- ----------------------------- ---------------------------
  Total Fund Operating Expenses              1.97%                         1.87%                        1.81%
--------------------------------- ----------------------------- ----------------------------- ---------------------------

--------------------------------- ----------------------------- ----------------------------- ---------------------------
                                                                                              Pro Forma Surviving Large
                                  Trinity Growth Fund           Large Cap Growth Fund Class   Cap Growth Fund Class Y
                                  Class Y  Shares               Y Shares                      Shares
--------------------------------- ----------------------------- ----------------------------- ---------------------------
-------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Maximum Sales Charge (Load)
  on purchases  (as a  %  of                  None                         None                         None
  offering price)
--------------------------------- ----------------------------- ---------------------------- ----------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Maximum Deferred Sales Charge
  (Load) (as a % of the lower                 None                         None                         None
  of the original offering
  price or redemption proceeds)
--------------------------------- ----------------------------- ---------------------------- ----------------------------
-------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Management Fees                            0.75%                         0.75%                        0.75%
--------------------------------- ----------------------------- ---------------------------- ----------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Distribution and/or Service
  (12b-1) Fees                                N/A                           N/A                          N/A
--------------------------------- ----------------------------- ---------------------------- ----------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Other Expenses4                            0.72%                         0.62%                        0.56%
--------------------------------- ----------------------------- ---------------------------- ----------------------------
--------------------------------- ----------------------------- ---------------------------- ----------------------------
  Total Fund Operating Expenses              1.47%                         1.37%                        1.31%
--------------------------------- ----------------------------- ---------------------------- ----------------------------

Note:  Expenses may vary in future years.
1.   A contingent  deferred sales charge may apply to  redemptions  of investments of $1 million or more ($500,000 for retirement  plan accounts) of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.
2.   Applies to redemptions  within the first year after  purchase.  The contingent  deferred sales charge  declines to 1% in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Other Expenses include transfer agent fees and custodial, accounting and legal expenses.
5.       Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

        The 12b-1 fees for Class A shares of both  Trinity  Growth  Fund and Large Cap Growth  Fund are  service  plan fees which are a maximum  of 0.25% of  average  annual  net  assets of Class A shares.  The 12b-1  fees for Class B,  Class C and Class N shares of both
Funds are  Distribution  and Service Plan fees which include a service fee of 0.25% of average  annual net assets,  and an  asset-based sales  charge for Class B and Class C shares of 0.75% and an  asset-based  sales  charge of 0.25% for Class N shares of the average net assets.

Examples

         These  examples  below are intended to help you compare the cost of investing  in each Fund and the proposed  surviving  Large
Cap  Growth  Fund.  These  examples  assume  an  annual  return  for each  class of 5%,  the  operating  expenses  described  above and reinvestment of your dividends and distributions.

         Your actual costs may be higher or lower because  expenses  will vary over time.  For each $10,000  investment,  you would pay the following projected expenses if you sold your shares after the number of years shown.

12 Months Ended 3/31/01
                                                          Trinity Growth Fund
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
If shares are redeemed:                1 year                 3 years                5 years                10 years1
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class A                                $729                   $1,054                 $1,401                 $2,376
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class B                                $750                   $1,070                 $1,516                 $2,399
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class C                                $350                   $770                   $1,316                 $2,806
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class N                                $300                   $618                   $1,062                 $2,296
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class Y                                $1,036                 $1,323                 $1,630                 $2,499
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

                                                          Trinity Growth Fund
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
If shares are not redeemed:            1 year                 3 years                5 years                10 years1
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class A                                $729                   $1,054                 $1,401                 $2,376
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class B                                $250                   $770                   $1,316                 $2,399
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class C                                $250                   $770                   $1,316                 $2,806
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class N                                $200                   $618                   $1,062                 $2,296
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class Y                                $150                   $465                   $803                   $1,757
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

                                                         Large Cap Growth Fund
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
If shares are redeemed:                1 year                 3 years                5 years                10 years1
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class A                                $726                   $1,042                 $1,381                 $2,335
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class B                                $740                   $1,039                 $1,465                 $2,325
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class C                                $340                   $739                   $1,265                 $2,706
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class N                                $290                   $588                   $1,011                 $2,190
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class Y                                $139                   $434                   $750                   $1,646
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

                                                         Large Cap Growth Fund
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
If shares are not redeemed:            1 year                 3 years                5 years                10 years1
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class A                                $726                   $1,042                 $1,381                 $2,335
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class B                                $240                   $739                   $1,265                 $2,325
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class C                                $240                   $739                   $1,265                 $2,706
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class N                                $190                   $588                   $1,011                 $2,190
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class Y                                $139                   $434                   $750                   $1,646
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

                                               Pro Forma Surviving Large Cap Growth Fund
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
If shares are redeemed:                1 year                 3 years                5 years                10 years1
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class A                                $725                   $1,039                 $1,376                 $2,325
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class B                                $734                   $1,021                 $1,435                 $2,286
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class C                                $334                   $721                   $1,235                 $2,646
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class N                                $284                   $569                   $980                   $2,127
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class Y                                $1,021                 $1,278                 $1,554                 $2,337
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

                                               Pro Forma Surviving Large Cap Growth Fund
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
If shares are not redeemed:            1 year                 3 years                5 years                10 years1
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class A                                $725                   $1,039                 $1,376                 $2,325
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class B                                $234                   $721                   $1,235                 $2,286
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class C                                $234                   $721                   $1,235                 $2,646
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class N                                $184                   $569                   $980                   $2,127
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Class Y                                $133                   $415                   $718                   $1,579
-------------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
In the first example,  expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent  deferred sales charge.  In the second example,  the Class A expenses  include the sales charge,  but Class B and Class C expenses do not include the contingent deferred sales charges.
1 Class B expenses for years 7 through 10 are based on Class A expenses,  since Class B shares  automatically  convert to Class A after
6 years.

Where can I find more financial information about the Funds?

         Performance  information for both Large Cap Growth Fund and Trinity Growth Fund is set forth in each Fund's  Prospectus  under the section "The Fund's Past  Performance."  Large Cap Growth Fund's  Prospectus  accompanies  this  Prospectus/Proxy  Statement and is incorporated by reference.

         The financial  statements  of Large Cap Growth Fund and  additional  information  with respect to its  performance  during its fiscal year ended July 31, 2000 (and the six month semi-annual  period ended January 31, 2001),  including a discussion of factors that materially  affected its  performance and relevant  market  conditions,  is set forth in Large Cap Growth Fund's Annual and Semi-Annual
Reports  dated as of July 31, 2000 and  January  31,  2001,  respectively,  that are  included  in the Proxy  Statement  of  Additional
Information  and  incorporated  herein by reference.  These  documents are available upon request.  See section  entitled  "Information
About Large Cap Growth Fund."

         The financial  statements of Trinity Growth Fund and additional  information with respect to the Fund's performance during its fiscal year ended July 31, 2000 (and the six month semi-annual  period ended January 31, 2001),  including a discussion of factors that materially  affected its  performance  and relevant  market  conditions,  is set forth in Trinity Growth Fund's Annual and  Semi-Annual
Reports  dated as of July 31, 2000 and  January  31,  2001,  respectively,  that are  included  in the Proxy  Statement  of  Additional
Information  and  incorporated  herein by reference.  These  documents are available upon request.  See section  entitled  "Information
About Trinity Growth Fund."

          Pro forma  financial  statements  for the twelve month period ended January 31, 2001  reflecting  Large Cap Growth Fund after the Reorganization are included in the Proxy Statement of Additional Information and incorporated herein by reference.

How have the Funds performed?

        Past performance information for each Fund is set forth in its respective Prospectus: (i) a bar chart detailing annual total returns of Class A shares of each Fund as of December 31st for each of the full calendar years since each Fund’s inception; and (ii) a table detailing how the average annual total returns of Large Cap Growth Fund’s Class A, Class B, Class C and Class Y shares compare to those of the Russell 1000 Growth Index, which is an index of large cap U.S. companies with a greater-than-average growth orientation, and to the Standard & Poor’s 500 Index, an unmanaged index of U.S. equity securities; and how Trinity Growth Fund’s Class A, Class B, Class C, and Class Y average annual total returns compare to those of the S & P 500/BARRA Growth Index, a subset of the S & P 500 Index. Past performance is no guarantee of how a fund will perform in the future. Class N shares of both Funds were not publicly offered prior to March 1, 2001, and thus no performance for Class N shares is shown in the Annual and Semi-Annual Reports or in this Prospectus/Proxy Statement.

Calendar year average annual total returns for the Funds for the period ended December 31, 2000, are as follows:

[See appendix to prospectus/proxy statement for data in bar chart showing annual total returns for Oppenheimer Trinity Growth Fund.]

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return for Oppenheimer Trinity Growth Fund (not annualized) for a calendar quarter was 15.06% (4th Q'99) and the lowest return (not annualized) for a calendar quarter was -19.29% (4th Q'00).

[See appendix to prospectus/proxy statement for data in bar chart showing annual total returns for Oppenheimer Large Cap Growth Fund.]

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return for Oppenheimer Large Cap Growth Fund (not annualized) for a calendar quarter was 20.49% (4Q'99) and the lowest return (not annualized) for a calendar quarter was -22.44% (4Q'00).

-------------------------------------------------------------------- ------------------------ ------------------------

Trinity Growth Fund Past 1-year Life of Class

-------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Trinity Growth Fund Class A (inception 9/1/99) -27.66% -14.43% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ S & P 500/BARRA Growth Index (from 8/31/99) -22.08% -6.28% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Trinity Growth Fund Class B (inception 9/1/99) -27.80% -13.99% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Trinity Growth Fund Class C (inception 9/17/99) -24.69% -11.32% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Trinity Growth Fund Class Y (inception 9/1/99) -23.20% -10.38% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ S&P 500 Index (from 12/31/98) -9.10% 4.89% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Large Cap Growth Fund Class B (inception 3/1/99) -27.11% -0.58% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Large Cap Growth Fund Class C (inception 3/1/99) -23.92% 1.76% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Large Cap Growth Fund Class Y (inception 12/17/98) -22.25% 5.12% -------------------------------------------------------------------- ------------------------ ------------------------ Average annual total returns for the Funds for the period ended March 31, 2001 are as follows: -------------------------------------------------------------------- ------------------------ ------------------------

Trinity Growth Fund Past 1-year Life of Class

-------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Trinity Growth Fund Class A (inception 9/1/99) -42.77% -21.79 -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ S & P 500/BARRA Growth Index (from 8/31/99) -38.19% -16.09 -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Trinity Growth Fund Class B (inception 9/1/99) -42.82% -21.57 -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Trinity Growth Fund Class C (inception 9/1/99) -40.36% -19.52 -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Trinity Growth Fund Class Y (inception 9/1/99) -39.16% -18.67 -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------

Large Cap Growth Fund Past 1-year Life of Class

-------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Large Cap Growth Fund Class A (inception 12/17/98) -46.78% -8.49% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Russell 1000 Growth Index (from 12/31/98) -42.72% -8.59% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ S & P 500 Index (from 12/31/98) -21.67% -1.35% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Large Cap Growth Fund Class B (inception 3/1/99) -46.57% -10.66% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Large Cap Growth Fund Class C (inception 3/1/99) -44.51% -9.47% -------------------------------------------------------------------- ------------------------ ------------------------ -------------------------------------------------------------------- ------------------------ ------------------------ Large Cap Growth Fund Class Y (inception 12/17/98) -43.23% -5.66% -------------------------------------------------------------------- ------------------------ ------------------------
The Funds' average annual total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.  An explanation of the different performance calculations is set forth in each
Fund's prospectus and Statement of Additional Information. Each Fund's average annual total return includes the applicable sales charge: for Class A, the current maximum initial sales charge is 5.75%; for Class B, the contingent deferred sales charges is 5%
(1-year) and 4% (life-of-class); and for Class C, the 1% contingent deferred sales charge for the 1-year period. Because Class N shares were not offered for sale prior to March 1, 2001, no performance information is included in the tables above. There is no sales charge on Class Y shares.  The S & P 500/BARRA Growth Index is shown from August 31, 1999 to compare against the longest-lived class of shares of Trinity Growth Fund, those of Trinity Growth Fund Class A shares. The Russell 1000 Growth Index and the S & P 500
Index are shown from December 31, 1998 to compare against the longest-lived class of shares of Large Cap Growth Fund, those of Large
Cap Growth Fund Class A shares.  No index performance considers the effects of transaction costs and capital gains.

         The graphs that follow show the performance of a hypothetical  $10,000  investment in each class of shares of Large Cap Growth
Fund held until the end of each calendar  year.  For each class,  performance  is measured from  inception of the class:  from December
17, 1998 for Class A and Class Y shares,  and from March 1, 1999 for Class B and Class C shares.  The Fund's  performance  reflects the deduction of the maximum initial sales charge on Class A shares, the applicable  contingent  deferred sales charge on Class B and Class
C shares,  and  reinvestment of all dividends and capital gain  distributions.  Large Cap Growth Fund's  performance is compared to the performance  of the Russell  1000(R)Growth Index,  which is an index of large-cap  U.S.  companies  with a  greater-than-average  growth orientation,  and to the Standard & Poor's 500 Index, an unmanaged  index of U.S. equity  securities.  Index  performance  reflects the reinvestment  of dividends but does not consider the effect of capital gains or transaction  costs,  and none of the data in the graphs that follow shows the effect of taxes.  While index  comparisons  may be useful to provide a benchmark for the Fund's  performance,  it must be noted that the Fund's investments are not limited to the investments in the Index.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Large Cap Growth Fund (Class A) and Russell 1000 Growth Index and S & P 500 Index.

----------------------------- ----------------------------- ---------------------------- ---------------------------
            Date              Value of Investment in Fund          S&P 500 Index         Russell 1000 Growth Index
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          12/17/98                       9,425                        10,000                       10,000
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          01/31/99                       10,650                       10,418                       10,587
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          04/30/99                       10,405                       10,905                       10,649
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          07/31/99                       11,244                       10,887                       10,694
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          10/31/99                       11,564                       11,203                       11,444
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          01/31/00                       12,640                       11,495                       12,691
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          04/30/00                       14,054                       12,008                       13,586
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          07/31/00                       13,901                       11,863                       13,301
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          10/31/00                       12,612                       11,884                       12,512
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          01/31/01                       10,801                       11,392                       11,043
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          03/31/01                       8,162                         9,698                       8,171
----------------------------- ----------------------------- ---------------------------- ---------------------------

Average Annual Total Return of Class A Shares of Large Cap Growth Fund
1-Year -46.78%, Life -8.49% at 3/31/011

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments
Oppenheimer Large Cap Growth Fund (Class B), Russell 1000(R)Growth Index and S & P 500 Index

----------------------------- ----------------------------- ---------------------------- ---------------------------
            Date              Value of Investment in Fund          S&P 500 Index         Russell 1000 Growth Index
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          03/01/99                       10,000                       10,000                       10,000
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          04/30/99                       10,525                       10,803                       10,540
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          07/31/99                       11,345                       10,786                       10,584
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          10/31/99                       11,641                       11,099                       11,326
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          01/31/00                       12,702                       11,388                       12,561
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          04/30/00                       14,095                       11,896                       13,446
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          07/31/00                       13,920                       11,753                       13,164
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          10/31/00                       12,595                       11,773                       12,383
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          01/31/01                       10,771                       11,285                       10,930
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          03/31/01                       7,906                         9,608                       8,087
----------------------------- ----------------------------- ---------------------------- ---------------------------

Average Annual Total Return of Class B Shares of Large Cap Growth Fund at 3/31/012
1 Year  -46.57%, Life -10.66%

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Large Cap Growth Fund (Class C), Russell 1000(R)Growth Index and S & P 500 Index

----------------------------- ----------------------------- ---------------------------- ---------------------------
            Date              Value of Investment in Fund          S&P 500 Index         Russell 1000 Growth Index
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          03/01/99                       10,000                       10,000                       10,000
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          04/30/99                       10,525                       10,803                       10,540
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          07/31/99                       11,345                       10,786                       10,584
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          10/31/99                       11,651                       11,099                       11,326
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          01/31/00                       12,711                       11,388                       12,561
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          04/30/00                       14,094                       11,896                       13,446
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          07/31/00                       13,920                       11,753                       13,164
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          10/31/00                       12,605                       11,773                       12,383
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          01/31/01                       10,770                       11,285                       10,930
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          03/31/01                       8,127                         9,608                       8,087
----------------------------- ----------------------------- ---------------------------- ---------------------------

Average Annual Total Return of Class C Shares of Large Cap Growth Fund at 3/31/012
1 Year  -44.51%, Life -9.47%

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Large Cap Growth Fund (Class Y), Russell 1000(R)Growth Index and S & P 500 Index

----------------------------- ----------------------------- ---------------------------- ---------------------------
            Date              Value of Investment In Fund          S&P 500 Index         Russell 1000 Growth Index
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          12/17/98                       10,000                       10,000                       10,000
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          01/31/99                       11,300                       10,418                       10,587
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          04/30/99                       11,050                       10,905                       10,649
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          07/31/99                       11,950                       10,887                       10,694
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          10/31/99                       12,310                       11,203                       11,444
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          01/31/00                       13,472                       11,495                       12,691
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          04/30/00                       14,992                       12,008                       13,586
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          07/31/00                       14,850                       11,863                       13,301
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          10/31/00                       13,492                       11,884                       12,512
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          01/31/01                       11,571                       11,392                       11,043
----------------------------- ----------------------------- ---------------------------- ---------------------------
----------------------------- ----------------------------- ---------------------------- ---------------------------
          03/31/01                       8,752                         9,698                       8,171
----------------------------- ----------------------------- ---------------------------- ---------------------------

Average Annual Total Return of Class Y Shares of Large Cap Growth Fund at 3/31/01
1 Year  -43.23%, Life -5.66%

The performance for Class N Shares is not shown because Class N Shares commenced operations after December 31, 2000.

Total returns and the ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions.
The performance information for the Russell 1000 Growth Index and S & P 500 Index in the graphs begins on 12/31/98 for each class of shares.

Past performance is not predictive of future performance. Graphs are not drawn to the same scale.
_________________________________
1The average annual total returns are shown net of the applicable 5.75%
maximum initial sales charge.
2Class B and Class C shares of the Fund were first publicly offered on 3/1/99. The average annual total returns are shown net of the applicable for Class B shares 5% (1-year) and 4% (life of class) contingent deferred sales charges, and for Class C shares, the applicable 1% (1-year) contingent deferred sales charge. The Class B ending account value in the graph is net of the applicable 4%
contingent deferred sales charge.

What are other Key Features of the Funds?

         The  description  of certain key  features of the Funds below is  supplemented  by each Fund's  Prospectus  and  Statement  of
Additional Information, which are incorporated by reference.

         Investment  Management  and Fees - The  Manager  manages  the  assets  of both  Funds and makes  their  respective  investment decisions.  Both Funds obtain investment  management services from the Manager according to the terms of management agreements that are identical.

------------------------------------------------------------ ---------------------------------------------------------
                    Trinity Growth Fund                                       Large Cap Growth Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
              0.75% of the first $200 million                            0.75% of the first $200 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
              0.72% of the next $200 million                              0.72% of the next $200 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
              0.69% of the next $200 million                              0.69% of the next $200 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
              0.66% of the next $200 million                              0.66% of the next $200 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
               0.60% in excess of $ 800 million                           0.60% in excess of $800 million
------------------------------------------------------------ ---------------------------------------------------------
Based on average annual net assets of the respective Fund.

         The  management  fee for Trinity  Growth Fund for the twelve  months ended March 31, 2001 was 0.75% of the average  annual net assets for each class of shares.  The  management  fee for Large Cap Growth Fund for the twelve  months  ended March 31, 2001 was 0.75%
of the average  annual net assets for each class of shares.  The 12b-1  distribution  plans for both Funds are  substantially  similar.
However,  the other  expenses the Funds incur,  including  transfer  agent fees and  custodial,  accounting  and legal  expenses,  have differed,  with Large Cap Growth Fund's "Other  Expenses" being less than those of Trinity Growth Fund because Large Cap Growth Fund is the significantly larger fund.

------------------------- ---------------------- ------------------------ --------------------- ----------------------
                          Management Fee         Distribution             Other Expenses        Total Annual
                                                 and/or 12b-1 Fees                              Operating Expense
------------------------- ---------------------- ------------------------ --------------------- ----------------------
------------------------- ---------------------- ------------------------ --------------------- ----------------------
Trinity    Growth   Fund  0.75%                  0.14%1                   0.72%                 1.61%
Class A shares
(12     months     ended
3/31/01)
------------------------- ---------------------- ------------------------ --------------------- ----------------------
------------------------- ---------------------- ------------------------ --------------------- ----------------------
Large  Cap  Growth  Fund  0.75%                  0.20%1                   0.62%                 1.57%
Class A Shares
(12     months     ended
3/31/01)
------------------------- ---------------------- ------------------------ --------------------- ----------------------
------------------------- ---------------------- ------------------------ --------------------- ----------------------
Pro Forma -  Combined     0.75%                  0.25%                    0.56%                 1.56%
at 3/31/01
------------------------- ---------------------- ------------------------ --------------------- ----------------------
"Other  Expenses"  include  transfer  agent  fees and  custodial,  accounting  and legal  expenses  the Funds  pay.  This  chart is for illustrative purposes only.
1. Class A shares 12b-1 fee is not full 25 basis points due to monies invested by OppenheimerFunds, Inc.

         The net assets under management for Large Cap Growth Fund on June 30, 2001 were
$23,066,643 million as compared to $8,318,958 million for Trinity Growth Fund.  Effective upon the Closing of the  Reorganization,  the management  fee rate for Large Cap Growth  Fund is expected to be 0.75% of average  annual net assets  based on combined  assets of the
Funds as of March 31,  2001.  Additionally,  the  "Other  Expenses"  of the  surviving  Fund are  expected  to be less than the  "Other
Expenses" of either Trinity Growth Fund or Large Cap Growth Fund.

         For a detailed  description of each Fund's  investment  management  agreement,  see the section below entitled  "Comparison of
Investment Objectives and Policies - How do the Account Features and Shareholder Services for the Funds Compare?"

         Transfer  Agency  and  Custody  Services  - Both  Funds  receive  shareholder  accounting  and other  clerical  services  from
OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying agent.  It acts on a fixed fee basis for both Funds.
The terms of the transfer agency agreement for both Funds are substantially similar.

         The Bank of New York,  located at One Wall Street,  New York,  New York 10015,  acts as custodian of the  securities and other assets of both Funds.

         Distribution  Services -  OppenheimerFunds  Distributor,  Inc.  (the  "Distributor")  acts as the principal  underwriter  in a continuous  public offering of shares of both Funds, but is not obligated to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement  under Rule 12b-1 of the  Investment  Company Act for their Class A shares.  The Service Plan provides for the reimbursement to OppenheimerFunds  Distributor,  Inc. (the  "Distributor"),  for a portion of its costs incurred in connection with the personal  service and  maintenance of accounts that hold Class A shares of the respective  Funds.  Under the Class A Service Plans, payment  is made  quarterly  at an annual  rate that may not  exceed  0.25% of the  average  annual net assets of Class A shares of the respective  Funds.  The  Distributor  currently  uses all of those  fees to  compensate  dealers,  brokers,  banks and other  financial institutions  quarterly for providing  personal  service and maintenance of accounts of their customers that hold Class A shares of the respective Funds.

         Both Funds have adopted  Distribution  and Service Plans and  Agreements  under Rule 12b-1 of the  Investment  Company Act for
Class B, Class C and Class N shares.  These  plans  compensate  the  Distributor  for its  services  and costs in  connection  with the distribution  of Class B, Class C and Class N shares and the personal  service and  maintenance  of  shareholder  accounts.  Under each
Class B and Class C Plan,  the Funds pay the  Distributor a service fee at an annual rate of 0.25% of average  annual net assets and an asset-based  sales  charge  at an  annual  rate of 0.75% of  average  annual  net  assets.  Under  each  Class N Plan the Funds pay the
Distributor  a service fee at an annual rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual rate of 0.25% of average  annual net assets.  All fee amounts are computed on the average  annual net assets of the class  determined  as of the close of each regular business day of each Fund. The Distributor  uses all of the service fees to compensate  dealers for providing personal  services and  maintenance of accounts of their  customers that hold shares of the Funds.  The Class B and Class N asset-based sales charge is retained by the Distributor.  After the first year, the Class C asset-based  sales charge is paid to the  broker-dealer as an ongoing  concession for shares that have been  outstanding  for a year or more. The terms of the Funds'  respective  Distribution and Service Plans are substantially similar.

         For a detailed  description  of each  Fund's  distribution-related  services,  see the section  below  titled  "Comparison  of
Investment Objectives and Policies - How do the Account Features and Shareholder Services for the Funds Compare?"

         Purchases,  Redemptions,  Exchanges and other Shareholder Services - Both Funds have the same requirements and restrictions in connection  with  purchases,  redemptions  and exchanges.  In addition,  each Fund also offers the same types of shareholder  services.
More detailed  information  regarding  purchases,  redemptions,  exchanges and  shareholder  services can be found below in the section below titled  "Comparison of Investment  Objectives and Policies - How do the Account  Features and Shareholder  Services for the Funds
Compare?"

         Dividends and  Distributions  - Both Funds declare  dividends  separately for each class of shares from net investment  income annually and pay those dividends to shareholders in December on a date selected by the Board of each Fund.

         For a detailed  description  of each Fund's policy on dividends and  distributions,  see the section  entitled  "Comparison of
Investment Objectives and Policies - How do the Account Features and Shareholder Services for the Funds Compare?"

What are the Principal Risks of an Investment in Large Cap Growth Fund?

         As with most  investments,  investments  in Large Cap Growth  Fund and  Trinity  Growth Fund  involve  risks.  There can be no guarantee  against loss  resulting  from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment  objective.  The risks  associated  with an  investment  in each Fund are similar.  Because  both Funds invest  primarily in stocks of U.S.  companies,  the value of each Fund's  portfolio will be affected by changes in the U.S.  stock  markets.  The prices of individual  stocks do not all move in the same  direction  uniformly  at the same  time.  A  particular  company's  stock  price can be affected  by a poor  earnings  report,  loss of major  customers,  major  litigation  against  the  company,  or changes in  government regulations affecting the company or its industry.

         For more information  about the risks of the Funds, see "What are the Risk Factors  Associated with Investments in the Funds?"
under the heading "Comparison of Investment Objectives and Policies."

                                                    REASONS FOR THE REORGANIZATION

         At a meeting of the Board of Trustees of Trinity  Growth Fund held April 12,  2001,  the Board  considered  whether to approve the proposed  Reorganization  and reviewed and discussed with the Manager and independent  legal counsel the materials  provided by the
Manager  relevant to the proposed  Reorganization.  Included in the materials  was  information  with respect to the Funds'  respective investment objectives and policies,  management fees, distribution fees and other operating expenses,  historical performance and asset size.

         The Board  reviewed  information  demonstrating  that  Trinity  Growth Fund is a relatively  smaller  fund with  approximately
$8,318,958 in net assets as of June 30, 2001. The Board  anticipates that Trinity Growth Fund's assets will not increase  substantially in size in the near future.  In  comparison,  Large Cap Growth Fund had  approximately  $23,066,643  in net assets as of June 30, 2001.
After the  Reorganization,  the  shareholders of Trinity Growth Fund would become  shareholders of a larger fund that is anticipated to have lower overall operating expenses than Trinity Growth Fund. Economies of scale may benefit shareholders of Trinity Growth Fund.

         The  Board  considered  the  fact  that  both  Funds  have the same  investment  objective  of  seeking  capital  appreciation
Additionally, the Board considered that both Funds invest a substantial portion of their assets in common stocks of U.S. companies.

         The Board noted that Large Cap Growth Fund's  management  fee is currently the same as that of Trinity  Growth Fund. The Board also considered that Large Cap Growth Fund's performance has been similar to that of Trinity Growth Fund.

         The Board  considered  that if the  reorganization  is approved,  Large Cap Growth Fund would change its name to  "Oppenheimer
Trinity Large Cap Growth  Fund," and would  benchmark  itself to the S&P  500/BARRA  Growth Index  consistent  with Trinity  Investment
Management's  quantitative  methodology.  The Board considered the Manager's  representation  that the end result of the reorganization will be a larger,  style-specific  fund in Lipper's  large cap growth  fund  category  that will  better fit the  Trinity  quantitative investment process already used by Large Cap Growth Fund.

         The Board also considered  that the procedures for purchases,  exchanges and redemptions of shares of both Funds are identical and that both Funds offer the same investor services and options.

         The Board also  considered  the terms and  conditions  of the  Reorganization,  including  that there would be no sales charge imposed in effecting the Reorganization and that the  Reorganization is expected to be a tax-free  reorganization.  The Board concluded that Trinity Growth Fund's  participation  in the  transaction is in the best interests of the Fund and that the  Reorganization  would not result in a dilution of the interests of existing shareholders of Trinity Growth Fund.

         After  consideration  of the above factors,  and such other factors and information as the Board of Trinity Growth Fund deemed relevant,  the Board,  including the Trustees who are not  "interested  persons" (as defined in the  Investment  Company Act) of either
Trinity  Growth Fund or the Manager (the  "Independent  Trustees"),  unanimously  approved the  Reorganization  and the  Reorganization
Agreement and voted to recommend its approval to the shareholders of Trinity Growth Fund.

         The Board of Large Cap Growth Fund also  determined  that the  Reorganization  was in the best  interests  of Large Cap Growth
Fund and its shareholders and that no dilution would result to those  shareholders.  Large Cap Growth Fund  shareholders do not vote on the Reorganization.  The Board of Large Cap Growth Fund,  including the Independent  Trustees,  unanimously approved the Reorganization and the Reorganization Agreement.

         For the  reasons  discussed  above,  the  Board,  on  behalf  of  Trinity  Growth  Fund,  recommends  that  you  vote  FOR the
Reorganization  Agreement.  If  shareholders of Trinity Growth Fund do not approve the  Reorganization  Agreement,  the  Reorganization will not take place.

                                                 INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the Reorganization  Agreement.  You should read the actual form of Reorganization  Agreement.  It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

         If the shareholders of Trinity Growth Fund approve the  Reorganization  Agreement,  the  Reorganization  will take place after various  conditions  are  satisfied by Trinity  Growth Fund and Large Cap Growth Fund,  including  delivery of certain  documents.  The closing date is presently scheduled for September 21, 2001 and the Valuation Date is presently scheduled for September 20, 2001.

         If shareholders  of Trinity Growth Fund approve the  Reorganization  Agreement,  Trinity Growth Fund will deliver to Large Cap
Growth Fund  substantially  all of its assets on the closing date. In exchange,  shareholders of Trinity Growth Fund will receive Class
A,  Class B,  Class C Class N and Class Y Large Cap  Growth  Fund  shares  that have a value  equal to the  dollar  value of the assets delivered by Trinity  Growth Fund to Large Cap Growth Fund.  Trinity  Growth Fund will then be liquidated  and its  outstanding  shares will be  cancelled.  The stock  transfer  books of Trinity  Growth  Fund will be  permanently  closed at the close of  business  on the
Valuation  Date.  Only  redemption  requests  received by the  Transfer  Agent in proper form on or before the close of business on the
Valuation Date will be fulfilled by Trinity Growth Fund.  Redemption  requests received after that time will be considered  requests to redeem shares of Large Cap Growth Fund.

         Shareholders  of  Trinity  Growth  Fund who vote  their  Class A, Class B, Class C, Class N and Class Y shares in favor of the
Reorganization  will be electing in effect to redeem  their  shares of Trinity  Growth Fund at net asset value on the  Valuation  Date, after  Trinity  Growth Fund  subtracts a cash  reserve,  and  reinvest  the  proceeds in Class A, Class B, Class C, Class N and Class Y shares of Large Cap Growth Fund at net asset  value.  The cash reserve is that amount  retained by Trinity  Growth Fund which is deemed sufficient  in the  discretion  of the Board for the payment of the Fund's  outstanding  debts and expenses of  liquidation.  Large Cap
Growth Fund is not assuming  any debts of Trinity  Growth Fund except  debts for  unsettled  securities  transactions  and  outstanding dividend and  redemption  checks.  Trinity Growth Fund will recognize  capital gain or loss on any sales of portfolio  securities  made prior to the Reorganization.

         Under the  Reorganization  Agreement,  within one year after the Closing Date,  Trinity  Growth Fund shall:  (a) either pay or make  provision  for all of its debts and taxes;  and (b) either (i)  transfer  any  remaining  amount of the cash reserve to Large Cap
Growth Fund, if such remaining  amount is not material (as defined below) or (ii) distribute such remaining  amount to the shareholders of Trinity  Growth Fund who were  shareholders  on the  Valuation  Date.  The  remaining  amount  shall be deemed to be material if the amount to be  distributed,  after  deducting the estimated  expenses of the  distribution,  equals or exceeds one cent per share of the number of Trinity  Growth  Fund shares  outstanding  on the  Valuation  Date.  If the cash  reserve is  insufficient  to satisfy any of
Trinity Growth Fund's liabilities,  the Manager will assume  responsibility for any such unsatisfied  liability.  Within one year after the Closing Date, Trinity Growth Fund will complete its liquidation.

         Under the  Reorganization  Agreement,  either  Trinity  Growth Fund or Large Cap Growth Fund may  abandon  and  terminate  the
Reorganization  Agreement  for any reason and there shall be no liability  for damages or other  recourse  available to the other Fund, provided,  however,  that in the event that one of the Funds terminates this Agreement without reasonable cause, it shall, upon demand, reimburse the other Fund for all  expenses,  including  reasonable  out-of-pocket  expenses and fees  incurred in connection  with this
Agreement.

         To the extent  permitted by law,  the Funds may agree to amend the  Reorganization  Agreement  without  shareholder  approval.
They may also agree to  terminate  and abandon the  Reorganization  at any time before or, to the extent  permitted  by law,  after the approval of shareholders of Trinity Growth Fund.

Who Will Pay the Expenses of the Reorganization?

         The Funds  will bear the cost of their  respective  tax  opinions.  Any  documents  such as  existing  prospectuses  or annual reports that are included in the proxy  mailing or at a  shareholder's  request  will be a cost of the Fund issuing the  document.  Any other out-of-pocket expenses associated with the Reorganization will be paid by the Funds in the amounts incurred by each.

What are the Tax Consequences of the Reorganization?

         The  Reorganization  is intended  to qualify as a tax-free  reorganization  for  federal  income tax  purposes  under  Section
368(a)(1) of the Internal  Revenue Code of 1986, as amended.  Based on certain  assumptions and  representations  received from Trinity
Growth  Fund and Large Cap Growth  Fund,  it is  expected  to be the opinion of KPMG LLP,  tax  advisor to Trinity  Growth  Fund,  that shareholders  of Trinity  Growth Fund will not recognize  any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of Large Cap Growth Fund,  and that  shareholders  of Large Cap Growth Fund will not  recognize  any gain or loss upon receipt of Trinity  Growth Fund's  assets.  If this type of tax opinion is not  forthcoming,  the Fund may still choose to go forward with the merger,  pending shareholder approval.  In addition,  neither Fund is expected to recognize a gain or loss as a result of the Reorganization.

         Immediately  prior to the Valuation  Date,  Trinity Growth Fund will pay a dividend which will have the effect of distributing to Trinity Growth Fund's  shareholders  all of Trinity Growth Fund's net investment  company taxable income for taxable years ending on or prior to the Closing Date (computed  without regard to any deduction for dividends  paid) and all of its net capital gains,  if any, realized in taxable  years ending on or prior to the Closing  Date (after  reduction  for any  available  capital loss  carry-forward).
Such  dividends  will be included in the taxable  income of Trinity  Growth Fund's  shareholders  as ordinary  income and capital gain, respectively.

         You will continue to be  responsible  for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect,  if any, of the  Reorganization  in light of your individual  circumstances.  You should also consult your tax advisor as to state and local and other tax consequences,  if any, of the Reorganization  because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Large Cap Growth Fund?

         The  rights of  shareholders  of both Funds are  substantially  the same.  Class A,  Class B, Class C, Class N and/or  Class Y shares of Large Cap Growth Fund will be  distributed  to  shareholders  of Class A, Class B, Class C, Class N and/or  Class Y shares of
Trinity  Growth Fund,  respectively,  in  connection  with the  Reorganization.  Each share will be fully paid and  nonassessable  when issued will have no  preemptive  or  conversion  rights and will be  transferable  on the books of Large Cap Growth  Fund.  Each Fund's
Declaration of Trust contains an express  disclaimer of shareholder or Trustee liability for the Fund's  obligations,  and provides for indemnification  and  reimbursement  of expenses out of its property for any shareholder  held personally  liable for its  obligations.
Neither Fund permits  cumulative  voting.  The shares of Large Cap Growth Fund will be recorded  electronically  in each  shareholder's account.  Large Cap Growth  Fund will then send a  confirmation  to each  shareholder.  Shareholders  of Trinity  Growth  Fund  holding certificates  representing  their shares will not be required to surrender their  certificates  in connection with the  reorganization.
However,  former Class A shareholders of Trinity Growth Fund whose shares are represented by outstanding  share  certificates  will not be allowed to redeem or exchange class shares of Large Cap Growth Fund they receive in the  Reorganization  until the  certificates for the exchanged Trinity Growth Fund have been returned to the Transfer Agent.

         Like Trinity Growth Fund, Large Cap Growth Fund does not routinely hold annual shareholder meetings.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?

         The following table sets forth the  capitalization  (unaudited) of Trinity Growth Fund and Large Cap Growth Fund and indicates the pro forma combined capitalization as of January 31, 2001 as if the Reorganization had occurred on that date.

                                                                                                 Net Asset
                                                                       Shares                    Value
                                            Net Assets                 Outstanding               Per Share

Trinity Growth Fund
         Class A                    $4,410,602                482,092           $9.15
         Class B                    $2,991,011                330,682           $9.04
         Class C                    $1,129,554                124,966           $9.04
         Class Y                    $       918                        100      $9.18
         TOTAL                      $8,532,085       937,840

Large Cap Growth Fund
         Class A                    $14,211,441               1,361,216                 $10.44
         Class B                    $10,537,648               1,026,377                 $10.27
         Class C                    $  2,153,091                 209,613                $10.27
         Class Y                    $         1,055                       100           $10.55
         TOTAL                      $26,903,235             331,039,888

Large Cap Growth Fund
(Pro Forma Surviving Fund)
         Class A                    $18,622,043               1,783,687                 $10.44
         Class B                    $13,528,659               1,317,615                 $10.27
         Class C                    $  3,282,645                 319,599                $10.27
         Class Y                    $         1,973            187           $10.55
         TOTAL                      $35,435,320             344,288,451

*Reflects the issuance of 422,471.46  Class A shares,  291,237.68 Class B shares,  109,985.78 Class C shares,  and 87.01 Class Y shares of Large Cap Growth Fund in a tax-free exchange for the net assets of Trinity Growth Fund, aggregating $8,532,085.

                                           COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         This section  describes  key  investment  policies of Trinity  Growth Fund and Large Cap Growth Fund,  and certain  noteworthy differences  between the  investment  objectives and policies of the two Funds.  For a complete  description of Large Cap Growth Fund's investment  policies and risks,  please review its prospectus dated January 30, 2001, as supplemented  March 1, 2001, which is attached to this Prospectus/Proxy Statement as Exhibit A.

         Are there any significant differences between the investment objectives and strategies of the Funds?

         In considering whether to approve the  Reorganization,  shareholders of Trinity Growth Fund should consider the differences in investment  objectives,  policies  and  risks of the  Funds.  Further  information  about  Large  Cap  Growth  Fund is set forth in its
Prospectus,  which  accompanies  this  Prospectus/Proxy  Statement  and is  incorporated  herein by reference.  Additional  information about both Funds is set forth in their  Statements of Additional  Information,  Annual Reports and  Semi-Annual  Reports,  which may be obtained upon request to the Transfer  Agent.  See  "Information  about Trinity  Growth Fund" and  "Information  about Large Cap Growth
Fund."

         Trinity Growth Fund and Large Cap Growth Fund have the same  investment  objectives.  Both Funds'  investment  objective is to seek capital  appreciation.  Both Funds invest  primarily  in large cap U.S.  issuers.  If the  reorganization  is approved,  Large Cap
Growth Fund would change its name to  "Oppenheimer  Trinity  Growth Fund," and would change its benchmark from the Russell 1000(R)Growth
Index to the S&P 500/BARRA Growth Index, consistent with Trinity Investment Management's  quantitative  methodology.  The end result of the reorganization  will be a larger,  style-specific  fund in Lipper's large cap growth fund category that will better fit the Trinity quantitative investment process already used by the Trinity personnel who manage Large Cap Growth Fund.

What are the Risk Factors Associated with an investment in the Funds?

         Like all  investments,  an investment in both of the Funds  involves  risk.  There is no assurance  that either Fund will meet its  investment  objective.  The  achievement  of the Funds' goals  depends upon market  conditions,  generally,  and on the  portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the
Funds, and can affect the value of the Funds'  investments,  investment  performance and prices per share.  There is also the risk that poor  securities  selection by the Manager will cause the Fund to  underperform  other funds  having a similar  objective.  These risks mean that you can lose money by  investing in either  Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

Both Funds  invest  primarily  in common  stocks of large cap U.S.  issuers,  and both are  managed by  Trinity  Investment  Management
Corporation  personnel  using  Trinity's  quantitative  models.  Trinity Growth Fund purchases only securities that are included in the
S&P 500/BARRA  Growth  Index.  Although  Large Cap Growth Fund invests  primarily in common  stocks of large cap U.S.  issuers,  it may currently  invest up to 10% of its total  assets in foreign  securities.  If the  Reorganization  is  approved,  Large Cap Growth  Fund anticipates  that its limit its stock  purchases to those issuers  included in the S&P 500/BARRA  Growth Index  consistent with Trinity
Investment Management's quantitative model, and would no longer make investments in foreign securities.

Other Equity  Securities.  While Large Cap Growth Fund emphasizes  investments in common stocks,  it can also buy preferred  stocks and securities  convertible into common stock. The Manager considers some convertible  securities to be "equity equivalents" because of the conversion  feature and in that case their rating has less impact on the Manager's  investment  decision than in the case of other debt  securities.  Trinity Growth Fund, in contrast,  only purchases common stocks included in the S&P 500/BARRA Growth
       Index. If the  Reorganization  is approved,  Large Cap Growth Fund  anticipates it would no longer invest in preferred stocks or securities convertible into common stock.

 Foreign  Securities.  Large Cap  Growth  Fund can  currently  invest up to 10% of its total  assets in foreign  securities.  Large Cap
       Growth Fund can buy foreign  equity  securities  as well as foreign  debt  securities,  primarily  for  liquidity  or  defensive purposes.  It can buy debt securities  issued by foreign companies or by foreign  governments and their agencies.  While foreign securities offer special investment opportunities, they also have special risks.
       The  change in value of a foreign  currency  against  the U.S.  dollar  will  result  in a change  in the U.S.  dollar  value of securities  denominated  in that foreign  currency.  Additional  risks of foreign  securities  include  higher  transaction  and operating costs for the Fund;  foreign issuers are not subject to the same accounting and disclosure  requirements that apply to
       U.S. companies;  and lack of uniform accounting,  auditing and financial reporting standards in foreign countries  comparable to those applicable to domestic issuers.  If the  Reorganization is approved,  Large Cap Growth Fund anticipates it would no longer purchase foreign securities.

Derivatives.  To seek  income or for  hedging  purposes,  Large Cap Growth Fund can also  currently  invest in a variety of  derivative investments  that pay interest that depends on the change in value of an  underlying  asset,  interest  rate or index.  Examples include  interest rate swaps,  structured  notes,  options,  futures  contracts,  mortgage-related  securities and other hedging instruments.  A risk of derivatives is that, if the issuer of the derivative  investment  does not pay the amount due, Large Cap
       Growth Fund can lose money on its  investments.  Also, the  underlying  security or investment on which the derivative is based, and the derivative  itself, may not perform the way the Manager expected it to perform.  If that happens,  Large Cap Growth Fund will get less income than expected or it share prices could decline.  Some  derivatives may be illiquid,  making it difficult to sell them at an  acceptable  price.  Trinity  Growth Fund does not invest in derivative  securities.  If the  Reorganization  is approved, Large Cap Growth Fund anticipates it would no longer purchase derivatives.

 Hedging.  Large Cap  Growth  Fund can buy and sell  futures  contracts,  put and call  options,  and  enter  into  interest  rate swap agreements.  These are all referred to as "hedging  instruments."  Large Cap Growth Fund does not use hedging  instruments  to a substantial  degree and is not required to use them in seeking its  objective.  In addition,  Large Cap Growth Fund does not use hedging  for  speculative  purposes  and it has  limits  on its use of  hedging  instruments.  Special  risks of  using  hedging instruments are described in Large Cap Growth Fund's  prospectus  that  accompanies  this  Prospectus/Proxy  Statement.  Trinity
       Growth Fund does not use hedging  instruments.  If the Reorganization is approved,  Large Cap Growth Fund anticipates it will no longer invest in hedging instruments.

Temporary Defensive  Investments.  In times of adverse or unstable market,  economic or political conditions,  both Funds can invest up to 100% of its assets in  temporary  defensive  investments.  Generally  they would be  high-quality,  short-term  money  market instruments,  such as a U.S. government securities,  highly rated commercial paper, short-term corporate debt obligations,  bank deposits or repurchase agreements.  To the extent either Fund invests defensively in these securities,  it might not achieve its investment objective of capital appreciation.

Illiquid  and  Restricted  Securities.  Investments  may be  illiquid  because  they do not have an active  trading  market,  making it difficult to value them or dispose of them promptly at an  acceptable  price.  Neither Large Cap Growth nor Trinity  Growth Fund will invest more than 10% (the Board can  increase  that limit to 15%) of its net assets in illiquid  securities.  A  restricted security is one that has a contractual  restriction on its resale or which cannot be sold publicly until it is registered  under the Securities Act of 1933. The Manager  monitors  holdings of illiquid  securities on an ongoing basis to determine  whether to sell any  holdings to maintain  adequate  liquidity.  Certain  restricted  securities  that are eligible for resale to qualified institutional buyers may not be subject to that limit, however, there may be a limited market of qualified institutional buyers.

What are the fundamental investment restrictions of the Funds?

         Both Trinity Growth Fund and Large Cap Growth Fund have certain additional  investment  restrictions that, together with their investment objectives,  are fundamental policies,  changeable only by shareholder approval.  Generally,  these investment  restrictions are similar between the Funds and are discussed below.

o        Neither Fund can invest 25% or more of their total assets in any industry.  Obligations of the U.S.  government,  its agencies and  instrumentalities  are not considered to be part of an "industry" for the purposes of this policy. Large Cap Growth Fund will not invest 25% or more of its total assets in government  securities of any one foreign  company or in debt and equity  securities issued by companies organized under the laws of any one foreign country.

o        Neither Fund can buy or sell real  estate.  However,  they can purchase  readily-marketable  securities  of companies  holding real estate or interests in real estate.

o        The Funds  cannot  underwrite  securities  of other  companies.  A  permitted  exception  is in case a Fund is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Neither Fund can issue "senior  securities," but this does not prohibit certain investment  activities for which assets of the
     Funds are  designated  as  segregated,  or  margin,  collateral  or escrow  arrangements  are  established,  to cover the  related obligations.  Examples  of  those  activities  include  borrowing  money,  reverse  repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives,  hedging instruments, options or futures.

o        Neither  Fund can invest in physical  commodities  or  physical  commodity  contracts.  However,  it may buy and sell  hedging instruments permitted by any of its other investment policies.

o        Neither Fund can buy  securities  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting  securities.  That restriction  applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S.  government or any of its agencies or instrumentalities.  This means that both Funds are presently a "diversified" investment company under the 1940 Act.

o        Trinity  Growth  Fund  cannot  borrow  money  except  from banks in amounts  not in excess of 5% of its assets as a  temporary measure to meet redemptions.  Large Cap Growth Fund, as a matter of non-fundamental  policy, may borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities (a speculative technique known as "leverage"),  provided that the value of the Fund's assets,  less its liabilities  other than  borrowings,  is equal to at least 300% of all  borrowings,  including the proposed borrowing (also known as "300% asset coverage").

o        Neither  Fund  can make  loans.  However,  they  can  invest  in debt  securities  that the  Fund's  investment  policies  and restrictions permit it to purchase.  The Funds may also lend their portfolio securities and enter into repurchase agreements.

o        Neither Fund can mortgage,  pledge or otherwise  hypothecate any of its assets.  However, this does not prohibit the Fund from escrow  arrangements  contemplated  by the put and call  activities  of the Fund or other  collateral  or margin  arrangements  in connection with any of the hedging instruments permitted by any of its other policies.

o        Neither Fund cannot invest in companies for the purpose of acquiring control or management of them.

How do the Account Features and Shareholder Services for the Funds Compare?

         Investment  Management-  Pursuant to each investment advisory  agreement,  the Manager acts as the investment advisor for both
Funds.  For Trinity Growth Fund,  the Manager has retained  Trinity  Investment  Management,  the  Sub-Advisor,  to provide  day-to-day portfolio  management for Trinity  Growth Fund. The  sub-advisory  fee is paid by the Manager out of its management  fee.  Separate and apart from the proxy  statement,  shareholders of Large Cap Growth Fund will be asked to approve a Sub-Advisory  Agreement  between the borrower and Trinity Investment Management Corporation with the same sub-advisory fee.

         The  investment  advisory  agreements  state that the Manager will provide  administrative  services for the Funds,  including compilation  and  maintenance  of  records,  preparation  and filing of reports  required  by the SEC,  reports  to  shareholders,  and composition of proxy statements and registration  statements  required by Federal and state securities laws.  Further,  the Sub-Advisor has agreed to furnish the Funds with office space,  facilities  and equipment and arrange for its employees to serve as officers of the
Funds.  The administrative services to be provided by the Manager under the investment advisory agreement will be at its own expense.

         Expenses not expressly  assumed by the Manager under each Fund's advisory  agreement or by the  Distributor  under the General
Distributor's  Agreement are paid by the Funds.  The investment  advisory  agreements list examples of expenses paid by the Funds,  the major  categories of which relate to interest,  taxes,  brokerage  commissions,  fees to certain  Trustees,  legal and audit  expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and  non-recurring  expenses, including litigation costs.

         Both  investment  advisory  agreements  generally  provide  that in the  absence of  willful  misfeasance,  bad  faith,  gross negligence  in the  performance  of its duties or reckless  disregard  of its  obligations  and duties  under the  investment  advisory agreement,  the  Manager is not liable for any loss  sustained  by reason of good faith  errors or  omissions  in  connection  with any matters to which the agreement(s)  relate.  The agreements permit the Manager to act as investment  advisor for any other person,  firm or  corporation.  Pursuant  to each  agreement,  the  Manager is  permitted  to use the name  "Oppenheimer"  in  connection  with other investment  companies  for which it may act as  investment  advisor  or  general  distributor.  If the  Manager  shall no longer act as investment advisor to the Funds, the Manager may withdraw the right of the Funds to use the name "Oppenheimer" as part of their names.

         The Manager is  controlled  by  Oppenheimer  Acquisition  Corp.,  a holding  company  owned in part by senior  officers of the
Manager and ultimately  controlled by Massachusetts  Mutual Life Insurance  Company,  a mutual life insurance company that also advises pension plans and  investment  companies.  The Manager has been an  investment  advisor  since  January  1960.  The Manager  (including subsidiaries  and an affiliate)  managed more than $120 billion in assets as of March 31, 2001,  including more than 65 funds with more than 5 million  shareholder  accounts.  The Manager is located at Two World Trade Center,  34th Floor,  New York, New York  10048-0203.
OppenheimerFunds  Services,  a division of the Manager,  acts as transfer and shareholder  servicing agent on an at-cost basis for both
Trinity Growth Fund and Large Cap Growth Fund and for certain other open-end funds managed by the Manager and its affiliates.

         Distribution - Pursuant to General  Distributor's  Agreements,  the Distributor acts as principal  underwriter in a continuous public  offering  of shares of Trinity  Growth  Fund and Large Cap  Growth  Fund,  but is not  obligated  to sell a specific  number of shares.  Expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders,  are borne by the Distributor,  except for those for which the Distributor is paid under each
Fund's Rule 12b-1 Distribution and Service Plan described below.

         Both  Funds have  adopted a Service  Plan and  Agreement  under Rule 12b-1 of the  Investment  Company  Act for their  Class A shares.  The Service Plan provides for the  reimbursement to the Distributor for a portion of its costs incurred in connection with the personal  service and  maintenance  of accounts that hold Class A shares.  Under the plan,  payment is made quarterly at an annual rate that may not exceed  0.25% of the  average  annual net assets of Class A shares of the Funds.  The  Distributor  currently  uses all of those fees to  compensate  dealers,  brokers,  banks and other  financial  institutions  quarterly for expenses they incur in providing personal service and maintenance of accounts of their customers that hold Class A shares.

         Both Funds have adopted  Distribution  and Service Plans under Rule 12b-1 of the 1940 Act for their Class B, Class C and Class
N shares.  The Funds'  Plans  compensate  the  Distributor  for its  services in  distributing  Class B, Class C and Class N shares and servicing  accounts.  Under both Funds' Plans, the Funds pay the Distributor an asset-based  sales charge at an annual rate of 0.75% of
Class B and Class C assets,  and an annual  asset-based  sales  charge of 0.25% on Class N shares.  The  Distributor  also  receives  a service fee 0.25% of average  annual net assets under each plan.  All fee amounts are computed on the average  annual net assets of the class  determined  as of the  close of each  regular  business  day of each  Fund.  The  Distributor  uses all of the  service  fees to compensate  broker-dealers  for providing  personal  services and  maintenance  of accounts of their  customers that hold shares of the
Funds.  The Class B and Class N  asset-based  sales  charges  are  retained  by the  Distributor.  After  the first  year,  the Class C asset-based  sales  charges are paid to  broker-dealers  who hold or whose  clients  hold Class C shares as an ongoing  concession  for shares that have been outstanding for a year or more.

         Purchases  and  Redemptions  - Both  Funds are part of the  OppenheimerFunds  family  of  mutual  funds.  The  procedures  for purchases,  exchanges and  redemptions of shares of the Funds are  identical.  Shares of either Fund may be exchanged for shares of the same class of other Oppenheimer funds offering such shares.  Exchange privileges are subject to amendment or termination at any time.

         Both Funds have the same initial and  subsequent  minimum  investment  amounts for the purchase of shares.  These  amounts are
$1,000 and $25,  respectively.  Both Funds have a maximum  initial  sales charge of 5.75% on Class A shares for  purchases of less than
$25,000.  The sales charge of 5.75% is reduced for  purchases of Class A shares of $25,000 or more.  Investors  who purchase $1 million or more of Class A shares pay no  initial  sales  charge  but may have to pay a  contingent  deferred  sales  charge of up to 1% if the shares are sold within 18 calendar  months from the end of the calendar month during which they were  purchased.  Class B shares of the
Funds are sold without a front-end  sales charge but may be subject to a contingent  deferred  sales charge  ("CDSC")  upon  redemption depending  on the length of time the shares are held.  The CDSC begins at 5% for shares  redeemed in the first year and  declines to 1%
in the sixth year and is  eliminated  after that.  Class C shares may be purchased  without an initial  sales  charge,  but if redeemed within 12 months of buying them, a CDSC of 1% may be deducted.  Class N shares are,  purchased without an initial sales charge,  but if redeemed within 18 months of the retirement plan's first purchase of N shares, a CDSC of 1% may be deducted.

         Class A, Class B, Class C, Class N and Class Y shares of Large Cap Growth Fund received in the  Reorganization  will be issued at net asset  value,  without a sales  charge and no CDSC will be imposed on any Trinity  Growth Fund  shares  exchanged  for Large Cap
Growth Fund shares as a result of the  Reorganization.  However,  any CDSC that applies to Trinity Growth Fund shares as of the date of the exchange will carry over to Large Cap Growth Fund shares received in the Reorganization.

         Shareholder Services--Both Funds also offer the following privileges:  (i) Right of Accumulation,  (ii) Letter of Intent, (iii)
reinvestment of dividends and  distributions  at net asset value,  (iv) net asset value purchases by certain  individuals and entities,
(v) Asset Builder  (automatic  investment)  Plans, (vi) Automatic  Withdrawal and Exchange Plans for shareholders who own shares of the
Funds valued at $5,000 or more, (vii) AccountLink and PhoneLink  arrangements,  (viii) exchanges of shares for shares of the same class of certain other funds at net asset value,  and (ix) telephone and Internet  redemption and exchange  privileges.  All of such services and privileges are subject to amendment or termination at any time and are subject to the terms of the Funds' respective prospectuses.

         Dividends and Distributions - Both Funds intend to declare  dividends  separately for each class of shares from net investment income on an annual basis and to pay those  dividends to  shareholders  in December on a date selected by the Board of Trustees of each
Fund.  Dividends and the  distributions  paid on Class A, Class B, Class C, Class N or Class Y shares may vary over time,  depending on market conditions,  the composition of the Funds' portfolios,  and expenses borne by the particular class of shares.  Dividends paid on
Class A shares will  generally  be higher than those paid on Class B, Class C, Class N or Class Y shares,  which  normally  have higher expenses  than Class A. The Funds have no fixed  dividend  rates and there can be no guarantee  that either Fund will pay any dividends or distributions.

         Either Fund may realize capital gains on the sale of portfolio  securities.  If it does, it may make  distributions out of any net short-term or long-term  capital gains in December of each year.  The Funds may make  supplemental  distributions  of dividends and capital gains following the end of their fiscal years.

                                                          VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

         The  affirmative  vote of the  holders of a majority of the total  number of shares of Trinity  Growth  Fund  outstanding  and entitled to vote is necessary to approve the  Reorganization  Agreement and the  transactions  contemplated  thereby.  Each shareholder will be entitled to one vote for each full share,  and a fractional vote for each  fractional  share of Trinity Growth Fund held on the
Record Date.  If  sufficient  votes to approve the  proposal are not received by the date of the Meeting,  the Meeting may be adjourned to permit further  solicitation  of proxies.  The holders of a majority of shares entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute a quorum) may adjourn the Meeting to permit further solicitation of proxies.

How do I ensure my vote is accurately recorded?

         You can vote in either of two ways:

o        By mail, with the enclosed proxy card.
o        In person at the Meeting.

         A proxy card is, in  essence,  a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the  Reorganization  Agreement.  Shareholders  may also be able to vote by telephone to the extent  permitted by state law.

Can I revoke my proxy?

         Yes. You may revoke your proxy at any time before it is voted by (i) writing to the  Secretary  of Trinity  Growth Fund at Two
World Trade  Center,  34th Floor,  New York,  New York 10048 (if received in time to be acted  upon);  (ii)  attending  the Meeting and voting in person; or (iii) signing and returning a later-dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

         The Board of  Trustees  of Trinity  Growth  Fund does not intend to bring any  matters  before  the  Meeting  other than those described  in this  proxy.  It is not aware of any other  matters to be  brought  before the  Meeting by others.  If any other  matters legally  come before the Meeting,  the proxy  ballots  confer  discretionary  authority  with  respect to such  matters,  and it is the intention of the persons named to vote proxies to vote in accordance with their judgment in such matters.

Who is entitled to vote?

         Shareholders  of record of Trinity  Growth Fund at the close of business on June 13, 2001 (the "record date") will be entitled to vote at the  Meeting.  On May 25,  2001,  there  were  1,021,726.514  outstanding  shares of  Trinity  Growth  Fund,  consisting  of
527,644.720  Class A shares,  349,001.685 Class B shares,  144,855.885  Class C shares,  124.224 Class N shares and 100 Class Y shares.
On May 25, 2001 there were  2,614,223.640  outstanding  shares of Large Cap Growth Fund,  consisting of  1,356,917.366  Class A shares,
1,018,764.856  Class B shares,  238,330.567  Class C shares,  110.742 Class N shares and 100.109 Class Y shares.  Under  relevant state law and Trinity Growth Fund's charter documents,  proxies  representing  abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting,  but will be treated as votes not cast and,  therefore,  will not be counted for purposes of  determining  whether the matters and  proposals  and motions to be voted upon at the Meeting have been  approved.  For purposes  of the  Meeting,  a  majority  of shares  outstanding  and  entitled  to vote,  present  in person or  represented  by proxy, constitutes a quorum.  Large Cap Growth Fund shareholders do not vote on the Reorganization.

What other solicitations will be made?

         Trinity Growth Fund will request  broker-dealer firms,  custodians,  nominees and fiduciaries to forward proxy material to the beneficial  owners of the shares of record,  and may reimburse  them for their  reasonable  expenses  incurred in connection  with such proxy  solicitation.  In  addition  to  solicitations  by  mail,  officers  of  Trinity  Growth  Fund  or  officers  and  employees  of
OppenheimerFunds  Services,  without extra pay, may conduct  additional  solicitations  personally  or by telephone or  telegraph.  Any expenses so incurred will be borne by  OppenheimerFunds  Services.  Proxies may also be solicited by a proxy solicitation firm hired at
Trinity  Growth  Fund's  expense.  If a proxy  solicitation  firm is  hired,  it is  anticipated  that  the  cost of  engaging  a proxy solicitation  firm would not exceed $32,000,  plus the additional  costs which would be incurred in connection  with  contacting  those shareholders who have not voted, in the event of a need for resolicitation of votes.

         Shares owned of record by  broker-dealers  for the benefit of their customers  ("street  account shares") will be voted by the broker-dealer  based on instructions  received from its customers.  If no instructions  are received,  and the  broker-dealer  does not have  discretionary  power to vote such street account shares under  applicable stock exchange rules,  the shares  represented  thereby will be  considered  to be present at the Meeting for purposes of only  determining  the quorum  ("broker  non-votes").  Because of the need to  obtain a  majority  vote for the  Reorganization  proposal  to pass,  broker  non-votes  will  have the same  effect as a vote
"against" the Proposal.

Are there appraisal rights?

         No. Under the 1940 Act,  shareholders do not have rights of appraisal as a result of the  Reorganization.  Although  appraisal rights are  unavailable,  you have the right to redeem your shares at net asset  value until the closing  date for the  Reorganization.
After the closing  date,  you may redeem your new Large Cap Growth Fund shares or exchange  them into shares of certain  other funds in the OppenheimerFunds family of mutual funds, subject to the terms of the prospectuses of both funds.

                                                    INFORMATION ABOUT LARGE CAP GROWTH FUND

         Information  about  Large Cap Growth  Fund is  included  in Large Cap  Growth  Fund's  Prospectus,  which is  attached  to and considered a part of this Proxy Statement and  Prospectus.  Additional  information  about Large Cap Growth Fund is included the Fund's
Statement of Additional  Information dated January 30, 2001, as revised March 1, 2001, its Annual Report and Semi-Annual  Reports dated
July 31, 2000 and January 31, 2001,  respectively,  which have been filed with the SEC and are  incorporated  herein by reference.  You may request a free copy of these materials and other  information by calling  1.800.525.7048  or by writing to Large Cap Growth Fund at
OppenheimerFunds  Services,  P.O.  Box 5270,  Denver,  CO 80217.  Large Cap Growth Fund also files proxy  materials,  reports and other information  with the SEC in accordance  with the  informational  requirements  of the Securities and Exchange Act of 1934 and the 1940
Act. These materials can be inspected and copied at: the SEC's Public  Reference Room in Washington,  D.C. (Phone:  1.202.942.8090)  or
the EDGAR database on the SEC's Internet  website at  http://www.sec.gov.  Copies may be obtained upon payment of a duplicating  fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference  Section,  Washington,
D.C. 20549-0102.

                                                     INFORMATION ABOUT TRINITY GROWTH FUND

         Information  about  Trinity  Growth Fund is included in the current  Trinity  Growth Fund  Prospectus.  This document has been filed with the SEC and is incorporated by reference  herein.  Additional  information about Trinity Growth Fund is also included in the
Fund's  Statement of Additional  Information  dated  January 22, 2001, as revised March 1, 2001,  Annual Report dated July 31, 2000 and
Semi-Annual  Report dated  January 31, 2001,  which have been filed with the SEC and are  incorporated  by  reference  herein.  You may request  free  copies of these or other  documents  relating  to  Trinity  Growth  Fund by  calling  1.800.525.7048  or by  writing  to
OppenheimerFunds  Services,  P.O.  Box 5270,  Denver,  CO 80217.  Reports  and other  information  filed by Trinity  Growth Fund can be inspected and copied at: the SEC's Public  Reference  Room in Washington,  D.C.  (Phone:  1.202.942.8090)  or the EDGAR database on the
SEC's Internet web-site at  http://www.sec.gov.  Copies may be obtained upon payment of a duplicating fee by electronic  request at the
SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                                             PRINCIPAL SHAREHOLDERS

As of May 25, 2001, the officers and Trustees of Trinity Growth Fund, as a group,  owned less than 1% of the outstanding  voting shares of  Trinity  Growth  Fund and Large Cap Growth  Fund.  As of May 25,  2001,  the only  persons  who owned of record or was known by the
Trinity Growth Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were as follows:

Robert E. Zincke & Janet Zincke JT TEN WROS NOT TC, 26 S. Windsail Pl. The Woodlands,  Texas  77381-3330,  which owned 28,613.355 Class
A shares (representing approximately 5.42% of the Fund's then outstanding Class A shares).

Archer  Cleaners  & Shirt  Laundry  Inc.,  625 N.  York St.  Muskogee,  Oklahoma  74403-3856,  which  owned  27,596.944  Class C shares
(representing  approximately  19.05% of the Fund's then  outstanding  Class C shares);  Pension Inc TTEE  Nueske  Hillcrest  Farm Meats
Profit  SHAR PL & TR UA DTD  1-1-92,  136 N.  Maple  Ave.  Green  Bay  Wisconsin  54303-2748,  which  owned  12,555.066  Class C shares
(representing  approximately  8.67% of the Fund's  then  outstanding  Class C shares);  and  Salvatore  Spataro TR UA May 1, 2000 Frank
Spataro  IRREV TRUST,  308 Banbury Rd.  North  Massapequa  New York  11758-2701,  which owned  9,676.878  Class C shares  (representing approximately 6.68% of the Fund's then outstanding Class C shares).

OppenheimerFunds,  Inc. c/o VP Financial  Analysis,  6803 S. Tucson Way  Englewood  Colorado  80112-3924,  which owned  124.224 Class N shares (representing 100% of the Fund's then outstanding Class N shares).

OppenheimerFunds,  Inc. c/o VP Financial Analysis, 6803 S. Tucson Way Englewood Colorado 80112-3924,  which owned 100.00 Class Y shares
(representing 100% of the Fund's then outstanding Class Y shares).

      To the  knowledge of Large Cap Growth Fund,  as of May 25, 2001,  no person owned  (beneficially  or of record) 5% or more of the outstanding shares of Large Cap Growth Fund except for:

Steve  Cardin TR KBR Systems  401(K) Plan U/A  11-29-95,  9457 S 670 W Sandy Utah  84070-6696,  which owned  15,783.642  Class C shares
(representing approximately 6.62% of the Fund's the outstanding Class C shares).

OppenheimerFunds,  Inc. c/o VP Financial  Analysis,  6803 S. Tucson Way  Englewood  Colorado  80112-3924,  which owned  110.742 Class N shares (representing 100% of the Fund's then outstanding Class N shares).

OppenheimerFunds,  Inc. c/o VP Financial Analysis, 6803 S. Tucson Way Englewood Colorado 80112-3924,  which owned 100.00 Class Y shares
(representing 99.90% of the Fund's then outstanding Class Y shares).

By Order of the Board of Trustees

Andrew J. Donohue, Secretary

July 20, 2001

                                                    EXHIBITS TO THE COMBINED PROXY
                                                       STATEMENT AND PROSPECTUS

Exhibit

A        Agreement and Plan of Reorganization between Oppenheimer Trinity Growth Fund and Oppenheimer Large Cap Growth Fund

B        Prospectus performance information for Oppenheimer Trinity Growth Fund and Oppenheimer Large Cap Growth Fund

                                                                                                                              EXHIBIT A

                                                 AGREEMENT AND PLAN OF REORGANIZATION

               AGREEMENT AND PLAN OF REORGANIZATION  (the "Agreement") dated as of April 12, 2001 by and between  Oppenheimer  Trinity Growth
      Fund ("Trinity  Growth  Fund"),  a  Massachusetts  business trust and  Oppenheimer  Large Cap Growth Fund ("Large Cap Growth Fund"),  a
      Massachusetts business trust.

                                                     W I T N E S S E T H:

               WHEREAS, the parties are each open-end investment companies of the management type; and

               WHEREAS,  the parties hereto desire to provide for the  reorganization  pursuant to Section  368(a)(1) of the Internal Revenue
      Code of 1986, as amended (the "Code"),  of Trinity Growth Fund through the  acquisition by Large Cap Growth Fund of  substantially  all of the assets of Trinity  Growth Fund in exchange for the voting  shares of beneficial  interest  ("shares") of Class A, Class B, Class
      C, Class N and Class Y shares of Large Cap Growth Fund and the  assumption by Large Cap Growth Fund of certain  liabilities  of Trinity
      Growth Fund,  which Class A, Class B and Class C shares of Large Cap Growth Fund are to be  distributed by Trinity Growth Fund pro rata to its shareholders in complete liquidation of Trinity Growth Fund and complete cancellation of its shares;

               NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

               1.       The parties  hereto hereby adopt this  Agreement and Plan of  Reorganization  (the  "Agreement")  pursuant to Section
      368(a)(1) of the Code as follows:  The  reorganization  will be comprised of the acquisition by Large Cap Growth Fund of  substantially all of the  assets of Trinity  Growth  Fund in  exchange  for Class A, Class B, Class C, Class N and Class Y shares of Large Cap Growth
      Fund and the assumption by Large Cap Growth Fund of certain  liabilities of Trinity Growth Fund,  followed by the  distribution of such
      Class A, Class B,  Class C,  Class N and Class Y shares of Large Cap Growth  Fund to the Class A, Class B, Class C, Class N and Class Y
      shareholders  of Trinity  Growth  Fund in exchange  for their  Class A, Class B, Class C, Class N and Class Y shares of Trinity  Growth
      Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

                        The share  transfer  books of  Trinity  Growth  Fund will be  permanently  closed  at the  close of  business  on the
      Valuation Date (as hereinafter  defined) and only redemption  requests  received in proper form on or prior to the close of business on the Valuation  Date shall be fulfilled by Trinity  Growth Fund;  redemption  requests  received by Trinity  Growth Fund after that date shall be treated as  requests  for the  redemption  of the shares of Large Cap Growth  Fund to be  distributed  to the  shareholder  in question as provided in Section 5 hereof.

         2.       On the Closing  Date (as  hereinafter  defined),  all of the assets of Trinity  Growth Fund on that date,  excluding a cash reserve (the "cash  reserve") to be retained by Trinity  Growth Fund  sufficient in its  discretion  for the payment of the expenses of
      Trinity  Growth  Fund's  dissolution  and its  liabilities,  but not in excess of the  amount  contemplated  by Section  10E,  shall be delivered  as  provided in Section 8 to Large Cap Growth  Fund,  in exchange  for and  against  delivery to Trinity  Growth Fund on the
      Closing  Date of a number of Class A, Class B and Class C shares of Large Cap Growth Fund,  having an  aggregate  net asset value equal to the value of the assets of Trinity Growth Fund so transferred and delivered.

         3.       The net  asset  value of Class A,  Class B and  Class C shares of Large  Cap  Growth  Fund and the  value of the  assets of
      Trinity  Growth Fund to be  transferred  shall in each case be determined as of the close of business of The New York Stock Exchange on the  Valuation  Date.  The  computation  of the net asset value of the Class A, Class B and Class C shares of Large Cap Growth Fund and the Class A, Class B and Class C shares of Trinity  Growth  Fund shall be done in the manner  used by Large Cap Growth Fund and Trinity
      Growth Fund,  respectively,  in the computation of such net asset value per share as set forth in their  respective  prospectuses.  The methods used by Large Cap Growth Fund in such  computation  shall be applied to the  valuation of the assets of Trinity  Growth Fund to be transferred to Large Cap Growth Fund.

                  Trinity  Growth Fund shall  declare and pay,  immediately  prior to the  Valuation  Date,  a dividend or  dividends  which, together with all previous such dividends,  shall have the effect of distributing to Trinity Growth Fund's  shareholders all of Trinity
      Growth Fund's  investment  company taxable income for taxable years ending on or prior to the Closing Date (computed  without regard to any dividends  paid) and all of its net capital  gain, if any,  realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

         4.       The  closing  (the  "Closing")  shall be at the  offices  of  OppenheimerFunds,  Inc.  (the  "Agent"),  6803 S Tucson  Way,
      Englewood,  CO 80112,  New York time on September  21, 2001 or at such other time or place as the parties may  designate or as provided below (the "Closing Date").  The business day preceding the Closing Date is herein referred to as the "Valuation Date."

                  In the event that on the Valuation Date either party has,  pursuant to the Investment  Company Act of 1940, as amended (the
      "Act"),  or any rule,  regulation or order  thereunder,  suspended the  redemption of its shares or postponed  payment  therefore,  the
      Closing  Date shall be  postponed  until the first  business  day after the date when both  parties  have  ceased  such  suspension  or postponement;  provided,  however,  that if such suspension  shall continue for a period of 60 days beyond the Valuation Date, then the other party to the Agreement shall be permitted to terminate the Agreement without liability to either party for such termination.

      5.          In conjunction  with the Closing,  Trinity Growth Fund shall  distribute on a pro rata basis to the shareholders of Trinity
      Growth  Fund as of the  Valuation  Date Class A, Class B, Class C,  Class N and Class Y shares of Large Cap  Growth  Fund  received  by
      Trinity  Growth Fund on the Closing Date in exchange for the assets of Trinity  Growth Fund in complete  liquidation  of Trinity Growth
      Fund;  for the  purpose of the  distribution  by Trinity  Growth Fund of Class A, Class B, Class C, Class N and Class Y shares of Large
      Cap Growth Fund to Trinity Growth Fund's  shareholders,  Large Cap Growth Fund will promptly cause its transfer agent to: (a) credit an appropriate  number of Class A, Class B, Class C, Class N and Class Y shares of Large Cap Growth  Fund on the books of Large Cap Growth
      Fund to each  Class A, Class B,  Class C,  Class N and Class Y  shareholder  of  Trinity  Growth  Fund in  accordance  with a list (the
      "Shareholder  List") of Trinity Growth Fund  shareholders  received from Trinity Growth Fund; and (b) confirm an appropriate  number of
      Class A, Class B,  Class C, Class N and Class Y shares of Large Cap Growth  Fund to each Class A, Class B, Class C, Class N and Class Y shareholder of Trinity Growth Fund;  certificates  for Class A shares of Large Cap Growth Fund will be issued upon written request of a former  shareholder of Trinity Growth Fund but only for whole shares,  with  fractional  shares credited to the name of the shareholder on the books of Large Cap Growth Fund and only after any share  certificates  for  Trinity  Growth  Fund are  returned to the  transfer agent.

                  The  Shareholder  List shall  indicate,  as of the close of business on the  Valuation  Date,  the name and address of each shareholder of Trinity Growth Fund,  indicating his or her share  balance.  Trinity Growth Fund agrees to supply the  Shareholder  List to Large Cap Growth  Fund not later than the Closing  Date.  Shareholders  of Trinity  Growth Fund  holding  certificates  representing their  shares  shall not be required to  surrender  their  certificates  to anyone in  connection  with the  reorganization.  After the
      Closing Date,  however,  it will be necessary for such  shareholders  to surrender their  certificates in order to redeem,  transfer or pledge the shares of Large Cap Growth Fund which they received.

         6.       Within one year after the Closing Date,  Trinity  Growth Fund shall (a) either pay or make  provision for payment of all of its  liabilities  and taxes,  and (b) either (i) transfer any  remaining  amount of the cash reserve to Large Cap Growth Fund,  if such remaining  amount (as reduced by the estimated  cost of  distributing  it to  shareholders)  is not material (as defined below) or (ii)
      distribute such remaining  amount to the  shareholders  of Trinity Growth Fund on the Valuation  Date.  Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deduction  of the  estimated  expenses of the  distribution,  equals or exceeds one cent per share of Trinity Growth Fund outstanding on the Valuation Date.

         7.       Prior to the Closing  Date,  there shall be  coordination  between the parties as to their  respective  portfolios so that, after the Closing,  Large Cap Growth Fund will be in compliance with all of its investment  policies and restrictions.  At the Closing,
      Trinity  Growth Fund shall  deliver to Large Cap Growth Fund two copies of a list setting  forth the  securities  then owned by Trinity
      Growth Fund.  Promptly  after the Closing,  Trinity Growth Fund shall provide Large Cap Growth Fund a list setting forth the respective federal income tax bases thereof.

         8.       Portfolio  securities  or  written  evidence  acceptable  to Large Cap  Growth  Fund of  record  ownership  thereof  by The
      Depository  Trust  Company or through the Federal  Reserve Book Entry System or any other  depository  approved by Trinity  Growth Fund pursuant to Rule 17f-4 and Rule 17f-5  under the Act shall be  endorsed  and  delivered,  or  transferred  by  appropriate  transfer or assignment  documents,  by Trinity  Growth Fund on the Closing Date to Large Cap Growth Fund,  or at its  direction,  to its  custodian bank, in proper form for transfer in such  condition as to constitute  good delivery  thereof in accordance  with the custom of brokers and shall be  accompanied  by all necessary  state transfer  stamps,  if any. The cash  delivered  shall be in the form of certified or bank  cashiers'  checks or by bank wire or intra-bank  transfer  payable to the order of Large Cap Growth Fund for the account of Large
      Cap Growth  Fund.  Class A, Class B, Class C, Class N and Class Y shares of Large Cap Growth Fund  representing  the number of Class A,
      Class B, Class C, Class N and Class Y shares of Large Cap  Growth  Fund being  delivered  against  the assets of Trinity  Growth  Fund, registered in the name of Trinity  Growth Fund,  shall be  transferred  to Trinity  Growth Fund on the Closing Date.  Such shares shall thereupon be assigned by Trinity  Growth Fund to its  shareholders  so that the shares of Large Cap Growth Fund may be  distributed  as provided in Section 5.

         If, at the Closing  Date,  Trinity  Growth Fund is unable to make  delivery  under this Section 8 to Large Cap Growth Fund of any of its portfolio  securities or cash for the reason that any of such securities  purchased by Trinity Growth Fund, or the cash proceeds of a sale of portfolio  securities,  prior to the Closing Date have not yet been delivered to it or Trinity Growth Fund's custodian,  then the delivery  requirements  of this Section 8 with respect to said  undelivered  securities  or cash will be waived and Trinity  Growth
      Fund will deliver to Large Cap Growth Fund by or on the Closing  Date with  respect to said  undelivered  securities  or cash  executed copies of an agreement or  agreements  of assignment in a form  reasonably  satisfactory  to Large Cap Growth Fund,  together with such other documents,  including a due bill or due bills and brokers'  confirmation  slips as may reasonably be required by Large Cap Growth
      Fund.

         9.       Large Cap Growth Fund shall not assume the liabilities  (except for portfolio  securities  purchased which have not settled and for  shareholder  redemption and dividend checks  outstanding) of Trinity Growth Fund, but Trinity Growth Fund will,  nevertheless, use its best efforts to discharge all known  liabilities,  so far as may be possible,  prior to the Closing Date.  The cost of printing and mailing the  proxies and proxy  statements  will be borne by Trinity  Growth  Fund.  Trinity  Growth Fund and Large Cap Growth Fund
      will bear the cost of their  respective tax opinion.  Any documents such as existing  prospectuses  or annual reports that are included in that  mailing  will be a cost of the Fund  issuing  the  document.  Any other  out-of-pocket  expenses  of Large Cap Growth Fund and
      Trinity Growth Fund associated with this  reorganization,  including  legal,  accounting and transfer agent expenses,  will be borne by
      Trinity Growth Fund and Large Cap Growth Fund, respectively, in the amounts so incurred by each.

         10.      The obligations of Large Cap Growth Fund hereunder shall be subject to the following conditions:

         A.       The Board of Trustees of Trinity Growth Fund shall have  authorized the execution of the  Agreement,  and the  shareholders of Trinity Growth Fund shall have approved the Agreement and the transactions  contemplated  hereby, and Trinity Growth Fund shall have furnished to Large Cap Growth Fund copies of  resolutions  to that effect  certified by the  Secretary  or the  Assistant  Secretary of
      Trinity Growth Fund;  such  shareholder  approval shall have been by the  affirmative  vote required by the  Massachusetts  Law and its charter documents at a meeting for which proxies have been solicited by the Proxy Statement and Prospectus (as hereinafter defined).

         B.       Large Cap Growth Fund shall have received an opinion  dated as of the Closing Date from counsel to Trinity  Growth Fund, to the effect that (i) Trinity Growth Fund is a business  trust duly  organized,  validly  existing and in good standing under the laws of the State of  Massachusetts  with full corporate  powers to carry on its business as then being conducted and to enter into and perform the Agreement;  and (ii) that all action  necessary to make the Agreement,  according to its terms,  valid,  binding and enforceable on
      Trinity  Growth Fund and to authorize  effectively  the  transactions  contemplated  by the Agreement have been taken by Trinity Growth
      Fund.  Massachusetts counsel may be relied upon for this opinion.

         C.       The  representations  and  warranties of Trinity  Growth Fund  contained  herein shall be true and correct at and as of the
      Closing Date, and Large Cap Growth Fund shall have been furnished with a certificate  of the  President,  or a Vice  President,  or the
      Secretary or the Assistant Secretary or the Treasurer of Trinity Growth Fund, dated as of the Closing Date, to that effect.

D.       On the Closing Date, Trinity Growth Fund shall have furnished to Large Cap Growth
      Fund a certificate of the Treasurer or Assistant  Treasurer of Trinity Growth Fund as to the amount of the capital loss  carry-over and net unrealized appreciation or depreciation, if any, with respect to Trinity Growth Fund as of the Closing Date.

E.       The cash reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of Trinity Growth Fund at the close of business on the Valuation Date.

F.       A Registration Statement on Form N-14 filed by Large Cap Growth Fund under the
      Securities Act of 1933, as amended (the "1933 Act"),  containing a preliminary  form of the Proxy Statement and Prospectus,  shall have become effective under the 1933 Act.

         G.       On the Closing Date, Large Cap Growth Fund shall have received a letter of Andrew J.
      Donohue or other senior  executive  officer of  OppenheimerFunds,  Inc.  acceptable to Large Cap Growth Fund,  stating that nothing has come to his or her attention  which in his or her judgment would  indicate that as of the Closing Date there were any material,  actual or contingent  liabilities  of Trinity Growth Fund arising out of litigation  brought  against  Trinity Growth Fund or claims  asserted against it, or pending or to the best of his or her knowledge  threatened  claims or  litigation  not reflected in or apparent from the most recent  audited  financial  statements  and  footnotes  thereto of Trinity  Growth Fund  delivered to Large Cap Growth Fund.  Such letter may also  include  such  additional  statements  relating  to the scope of the review  conducted  by such  person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

H.       Large Cap Growth Fund shall have  received an opinion,  dated as of the Closing  Date,  of KPMG LLP, to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

I.       Large Cap Growth Fund shall have received at the Closing all of the assets of Trinity
      Growth  Fund to be  conveyed  hereunder,  which  assets  shall  be free and  clear  of all  liens,  encumbrances,  security  interests, restrictions and limitations whatsoever.

         The obligations of Trinity Growth Fund hereunder shall be subject to the following conditions:

         A.       The Board of Trustees of Large Cap Growth Fund shall have authorized the execution of the Agreement,  and the  transactions contemplated  thereby,  and Large Cap Growth Fund shall have  furnished  to Trinity  Growth Fund copies of  resolutions  to that effect certified by the Secretary or the Assistant Secretary of Large Cap Growth Fund.

         B.       Trinity  Growth Fund's  shareholders  shall have approved the Agreement and the  transactions  contemplated  hereby,  by an affirmative  vote required by the  Massachusetts  Law and its charter  documents and Trinity Growth Fund shall have furnished Large Cap
      Growth Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of Trinity Growth Fund.

         C.       Trinity  Growth Fund shall have  received an opinion dated as of the Closing Date from counsel to Large Cap Growth Fund, to the effect that (i) Large Cap Growth Fund is a business trust duly organized,  validly  existing and in good standing under the laws of the Commonwealth of  Massachusetts  with full powers to carry on its business as then being conducted and to enter into and perform the
      Agreement;  (ii) all actions  necessary to make the Agreement,  according to its terms,  valid,  binding and enforceable upon Large Cap
      Growth Fund and to authorize  effectively the transactions  contemplated by the Agreement have been taken by Large Cap Growth Fund, and
      (iii) the  shares of Large Cap  Growth  Fund to be issued  hereunder  are duly  authorized  and when  issued  will be  validly  issued, fully-paid and  non-assessable,  except as set forth under  "Shareholder and Trustee Liability" in Large Cap Growth Fund's Statement of
      Additional Information. Massachusetts counsel may be relied upon for this opinion.

         D.       The  representations  and warranties of Large Cap Growth Fund  contained  herein shall be true and correct at and as of the
      Closing  Date,  and Trinity  Growth Fund shall have been  furnished  with a  certificate  of the  President,  a Vice  President  or the
      Secretary or the Assistant Secretary or the Treasurer of the Trust to that effect dated as of the Closing Date.

         E.       Trinity  Growth Fund shall have  received an opinion of KPMG LLP to the effect  that the  federal tax  consequences  of the transaction,  if carried out in the manner  outlined in the Agreement and in accordance  with (i) Trinity Growth Fund's  representation that there is no plan or intention by any Trinity  Growth Fund  shareholder  who owns 5% or more of Trinity  Growth Fund's  outstanding shares,  and, to Trinity Growth Fund's best knowledge,  there is no plan or intention on the part of the remaining  Trinity Growth Fund shareholders,  to redeem,  sell,  exchange or otherwise dispose of a number of Large Cap Growth Fund shares received in the transaction that would reduce  Trinity  Growth Fund  shareholders'  ownership of Large Cap Growth Fund shares to a number of shares having a value, as of the Closing  Date,  of less than 50% of the value of all of the formerly  outstanding  Trinity  Growth Fund shares as of the same date,  and (ii) the  representation  by each of Trinity  Growth Fund and Large Cap Growth Fund that,  as of the Closing  Date,  Trinity
      Growth Fund and Large Cap Growth Fund will qualify as regulated  investment  companies or will meet the diversification test of Section
      368(a)(2)(F)(ii) of the Code, will be as follows:

1.       The  transactions  contemplated  by the Agreement  will qualify as a tax-free  "reorganization"  within the meaning of Section
      368(a)(1) of the Code, and under the regulations promulgated thereunder.

         2.       Trinity  Growth Fund and Large Cap Growth  Fund will each  qualify as a "party to a  reorganization"  within the meaning of
      Section 368(b)(2) of the Code.

         3.       No gain or loss will be recognized by the  shareholders  of Trinity Growth Fund upon the  distribution  of Class A, Class B and Class C shares of beneficial  interest in Large Cap Growth Fund to the  shareholders of Trinity Growth Fund pursuant to Section 354 of the Code.

         4.       Under Section  361(a) of the Code no gain or loss will be  recognized  by Trinity  Growth Fund by reason of the transfer of substantially all its assets in exchange for Class A, Class B and Class C shares of Large Cap Growth Fund.

         5.       Under  Section  1032 of the Code no gain or loss will be  recognized  by Large Cap Growth Fund by reason of the transfer of substantially  all of Trinity  Growth  Fund's  assets in exchange  for Class A, Class B and Class C shares of Large Cap Growth Fund and
      Large Cap Growth Fund's assumption of certain liabilities of Trinity Growth Fund.

         6.       The  shareholders  of  Trinity  Growth  Fund will have the same tax basis and  holding  period for the Class A, Class B and
      Class C shares of beneficial  interest in Large Cap Growth Fund that they receive as they had for Trinity  Growth Fund shares that they previously held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.

         7.       The  securities  transferred  by  Trinity  Growth  Fund to Large Cap Growth  Fund will have the same tax basis and  holding period  in the  hands of Large  Cap  Growth  Fund as they had for  Trinity  Growth  Fund,  pursuant  to  Section  362(b)  and  1223(1), respectively, of the Code.

         F.       The cash  reserve  shall not exceed 10% of the value of the net assets,  nor 30% in value of the gross  assets,  of Trinity
      Growth Fund at the close of business on the Valuation Date.

         G.       A Registration  Statement on Form N-14 filed by Large Cap Growth Fund under the 1933 Act,  containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

         H.       On the Closing  Date,  Trinity  Growth Fund shall have  received a letter of Andrew J.  Donohue or other  senior  executive officer of  OppenheimerFunds,  Inc.  acceptable to Trinity Growth Fund,  stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material,  actual or contingent  liabilities of Large Cap
      Growth Fund arising out of litigation  brought against Large Cap Growth Fund or claims asserted  against it, or pending or, to the best of his or her knowledge,  threatened claims or litigation not reflected in or apparent by the most recent audited financial  statements and  footnotes  thereto of Large Cap Growth Fund  delivered  to Trinity  Growth  Fund.  Such letter may also  include  such  additional statements  relating to the scope of the review  conducted by such person and his or her  responsibilities  and  liabilities as are not unreasonable under the circumstances.

I.       Trinity Growth Fund shall acknowledge receipt of the Class A, Class B and Class C shares of Large Cap Growth Fund.

         12.      Trinity Growth Fund hereby represents and warrants that:

         A.       The audited  financial  statements  of Trinity  Growth Fund as of July 31, 2000 and  unaudited  financial  statements as of
      January 31, 2001  heretofore  furnished to Large Cap Growth Fund,  present fairly the financial  position,  results of operations,  and changes in net assets of Trinity Growth Fund as of that date, in conformity with generally  accepted  accounting  principles applied on a basis  consistent  with the preceding  year;  and that from January 31, 2001 through the date hereof there have not been, and through the Closing Date there will not be, any material  adverse  change in the business or  financial  condition of Trinity  Growth Fund,  it being agreed that a decrease in the size of Trinity  Growth Fund due to a diminution  in the value of its portfolio  and/or  redemption of its shares shall not be considered a material adverse change;

B.       Contingent upon approval of the Agreement and the  transactions  contemplated  thereby by Trinity Growth Fund's  shareholders,
      Trinity Growth Fund has authority to transfer all of the assets of Trinity  Growth Fund to be conveyed  hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

C.       The Prospectus,  as amended and supplemented,  contained in Trinity Growth Fund's  Registration  Statement under the 1933 Act, as amended,  is true,  correct and complete,  conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material  fact or omit to state a material  fact  required  to be stated  therein or  necessary  to make the  statements  therein not misleading.  The Registration  Statement,  as amended,  was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and  complete,  conformed to the  requirements  of the 1933 Act and did not contain any untrue  statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         D.       There  is no  material  contingent  liability  of  Trinity  Growth  Fund  and no  material  claim  and no  material  legal, administrative or other proceedings  pending or, to the knowledge of Trinity Growth Fund,  threatened  against Trinity Growth Fund, not reflected in such Prospectus;

         E.       Except for the Agreement,  there are no material  contracts  outstanding to which Trinity Growth Fund is a party other than those ordinary in the conduct of its business;

         F.       Trinity Growth Fund is a  Massachusetts  business  trust duly  organized,  validly  existing and in good standing under the laws of the State of  Massachusetts;  and has all necessary and material Federal and state  authorizations to own all of its assets and to carry on its business as now being conducted;  and Trinity Growth Fund that is duly registered  under the Act and such  registration has not been rescinded or revoked and is in full force and effect;

         G.       All Federal and other tax returns and reports of Trinity  Growth Fund required by law to be filed have been filed,  and all federal  and other  taxes  shown due on said  returns  and  reports  have been paid or  provision  shall have been made for the payment thereof and to the best of the  knowledge of Trinity  Growth Fund no such return is currently  under audit and no  assessment  has been asserted  with  respect to such  returns and to the extent such tax returns  with  respect to the taxable  year of Trinity  Growth Fund ended July 31, 2000 have not been filed,  such returns will be filed when  required and the amount of tax shown as due thereon shall be paid when due; and

         H.       Trinity  Growth Fund has elected  that  Trinity  Growth Fund be treated as a regulated  investment  company  and,  for each fiscal  year of its  operations,  Trinity  Growth Fund has met the  requirements  of  Subchapter  M of the Code for  qualification  and treatment  as a regulated  investment  company and Trinity  Growth Fund intends to meet such  requirements  with respect to its current taxable year.

13.      Large Cap Growth Fund hereby represents and warrants that:

A.       The audited  financial  statements  of Large Cap Growth  Fund as of July 31, 2000 and  unaudited  financial  statements  as of
      January 31, 2001  heretofore  furnished to Trinity Growth Fund,  present  fairly the financial  position,  results of  operations,  and changes in net assets of Large Cap Growth Fund, as of that date, in conformity with generally  accepted  accounting  principles applied on a basis  consistent  with the  preceding  year;  and that from  January 31, 2001  through the date hereof  there have not been,  and through the Closing Date there will not be, any  material  adverse  changes in the business or financial  condition of Large Cap Growth
      Fund,  it being  understood  that a decrease in the size of Large Cap Growth  Fund due to a  diminution  in the value of its  portfolio and/or redemption of its shares shall not be considered a material or adverse change;

B.       The Prospectus,  as amended and supplemented,  contained in Large Cap Growth Fund's Registration Statement under the 1933 Act, is true,  correct and complete,  conforms to the  requirements of the 1933 Act and does not contain any untrue  statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the  statements  therein not  misleading.  The
      Registration  Statement,  as  amended,  was,  as of the date of the filing of the last  Post-Effective  Amendment,  true,  correct  and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         C.       Except for this  Agreement,  there is no material  contingent  liability of Large Cap Growth Fund and no material claim and no material  legal,  administrative  or other  proceedings  pending or, to the knowledge of Large Cap Growth Fund,  threatened  against
      Large Cap Growth Fund, not reflected in such Prospectus;

         D.       There are no material  contracts  outstanding  to which  Large Cap Growth Fund is a party other than those  ordinary in the conduct of its business;

         E.       Large Cap Growth Fund is a business  trust duly  organized,  validly  existing and in good  standing  under the laws of the
      Commonwealth of  Massachusetts;  Large Cap Growth Fund has all necessary and material Federal and state  authorizations  to own all its properties  and  assets  and to carry on its  business  as now being  conducted;  the Class A,  Class B and Class C shares of Large Cap
      Growth Fund which it issues to Trinity Growth Fund pursuant to the Agreement will be duly  authorized,  validly issued,  fully-paid and non-assessable,  except as set forth under  "Shareholder  & Trustee  Liability"  in Large Cap Growth  Fund's  Statement  of  Additional
      Information,  will conform to the  description  thereof  contained in Large Cap Growth Fund's  Registration  Statement and will be duly registered  under the 1933 Act and in the states where  registration is required;  and Large Cap Growth Fund is duly  registered  under the Act and such registration has not been revoked or rescinded and is in full force and effect;

         F.       All federal and other tax  returns  and reports of Large Cap Growth Fund  required by law to be filed have been filed,  and all  federal and other taxes shown due on said  returns and reports  have been paid or  provision  shall have been made for the payment thereof and to the best of the knowledge of Large Cap Growth Fund, no such return is currently  under audit and no assessment  has been asserted  with  respect to such  returns and to the extent such tax returns  with  respect to the taxable year of Large Cap Growth Fund ended July 31, 2000 have not been filed,  such returns will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

         G.       Large Cap Growth  Fund has  elected to be treated as a  regulated  investment  company  and,  for each  fiscal  year of its operations,  Large Cap Growth Fund has met the requirements of Subchapter M of the Code for  qualification and treatment as a regulated investment company and Large Cap Growth Fund intends to meet such requirements with respect to its current taxable year;

         H.       Large Cap Growth Fund has no plan or  intention  (i) to dispose of any of the assets  transferred  by Trinity  Growth Fund, other than in the ordinary  course of business,  or (ii) to redeem or reacquire any of the Class A, Class B, Class C, Class N and Class
      Y shares issued by it in the reorganization other than pursuant to valid requests of shareholders; and

         I.       After  consummation  of the  transactions  contemplated  by the  Agreement,  Large Cap Growth  Fund  intends to operate its business in a substantially unchanged manner.

         14.      Each party hereby  represents  to the other that no broker or finder has been  employed by it with respect to the Agreement or the transactions  contemplated  hereby.  Each party also represents and warrants to the other that the information  concerning it in the Proxy  Statement  and  Prospectus  will not as of its date contain any untrue  statement of a material fact or omit to state a fact necessary to make the  statements  concerning it therein not misleading  and that the financial  statements  concerning it will present the  information  shown fairly in accordance  with generally  accepted  accounting  principles  applied on a basis  consistent with the preceding  year.  Each party also  represents  and  warrants  to the other that the  Agreement  is valid,  binding and  enforceable  in accordance  with its terms and that the  execution,  delivery and  performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws,  contract,  agreement,  judgment, decree or order to which it is subject or to  which  it is a  party.  Large  Cap  Growth  Fund  hereby  represents  to and  covenants  with  Trinity  Growth  Fund  that,  if the reorganization  becomes  effective,  Large Cap Growth Fund will treat each shareholder of Trinity Growth Fund who received any of Large
      Cap Growth Fund's shares as a result of the  reorganization  as having made the minimum initial  purchase of shares of Large Cap Growth
      Fund received by such shareholder for the purpose of making  additional  investments in shares of Large Cap Growth Fund,  regardless of the value of the shares of Large Cap Growth Fund received.

         15.      Large Cap Growth Fund agrees that it will prepare and file a  Registration  Statement on Form N-14 under the 1933 Act which shall  contain a preliminary  form of proxy  statement and  prospectus  contemplated  by Rule 145 under the 1933 Act. The final form of such proxy  statement and prospectus is referred to in the Agreement as the "Proxy  Statement and  Prospectus."  Each party agrees that it will use its best efforts to have such Registration  Statement declared  effective and to supply such information  concerning itself for  inclusion  in the Proxy  Statement  and  Prospectus  as may be necessary or  desirable  in this  connection.  Trinity  Growth Fund covenants  and  agrees  to  liquidate  and  dissolve  as soon as  practicable  to the  extent  required  under the laws of the State of
      Massachusetts, and, upon Closing, to cause the cancellation of its outstanding shares.

         16.       The  obligations  of the parties  shall be subject to the right of either party to abandon and terminate the Agreement for any reason and there shall be no liability  for damages or other  recourse  available  to a party not so  terminating  this  Agreement, provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable cause, the party so terminating shall,  upon demand,  reimburse the party not so terminating for all expenses,  including  reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

         17.      The Agreement may be executed in several  counterparts,  each of which shall be deemed an original,  but all taken together shall constitute one Agreement.  The rights and obligations of each party pursuant to the Agreement shall not be assignable.

         18.      All prior or contemporaneous  agreements and  representations  are merged into the Agreement,  which constitutes the entire contract  between the parties  hereto.  No amendment  or  modification  hereof  shall be of any force and effect  unless in writing and signed by the parties and no party shall be deemed to have  waived any  provision  herein for its benefit  unless it executes a written acknowledgment of such waiver.

         19.      Large Cap Growth Fund  understands  that the  obligations  of Trinity  Growth Fund under the Agreement are not binding upon any Trustee or shareholder of Trinity Growth Fund personally, but bind only Trinity Growth Fund and Trinity Growth Fund's property.

         20.      Trinity  Growth Fund  understands  that the  obligations  of Large Cap Growth Fund under the Agreement are not binding upon any  trustee or  shareholder  of Large Cap Growth  Fund  personally,  but bind only Large Cap Growth  Fund and Large Cap Growth  Fund's property.  Trinity Growth Fund  represents  that it has notice of the  provisions of the  Declaration of Trust of Large Cap Growth Fund
      disclaiming shareholder and trustee liability for acts or obligations of Large Cap Growth Fund.

         IN WITNESS  WHEREOF,  each of the parties has caused the  Agreement  to be executed  and  attested by its  officers  thereunto  duly authorized on the date first set forth above.

                           OPPENHEIMER TRINITY GROWTH FUND

                           By:       /s/ Andrew J. Donohue
                                    Andrew J. Donohue
                                    Secretary

                           OPPENHEIMER  LARGE CAP GROWTH FUND

                           By:      /s/ Andrew J. Donohue
                                    Andrew J. Donohue
                                    Secretary

Part B

                                                  STATEMENT OF ADDITIONAL INFORMATION
                                                     TO PROSPECTUS/PROXY STATEMENT

                                                   Acquisition of the Assets of the
                                                    OPPENHEIMER TRINITY GROWTH FUND

                                                 By and in exchange for Shares of the
                                                   OPPENHEIMER LARGE CAP GROWTH FUND

         This Statement of Additional Information to this Prospectus/Proxy Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer Trinity Growth Fund ("Trinity Growth Fund") for shares of Oppenheimer
Large Cap Growth Fund ("Large Cap Growth Fund").

         This SAI consists of this Cover Page and the following  documents:  (i) Annual and Semi-Annual Reports dated July 31, 2000 and
January 31, 2001,  respectively,  of Trinity Growth Fund; (ii) the Annual and  Semi-Annual  Reports dated July 31, 2000 and January 31,
2001,  respectively  of Large Cap Growth Fund;  (iii) the  Prospectus of Trinity Growth Fund dated January 22, 2001 as revised March 1,
2001;  (iv) the Statement of Additional  Information of Trinity  Growth Fund dated January 22, 2001 as revised March 1, 2001;  (iv) the
Statement of Additional  Information  of Large Cap Growth Fund dated  January 30, 2001 as revised March 1, 2001;  and (v) the pro forma financial statements for the 12 month period ended January 31, 2001.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated July 20,
2001, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling
1.800.525.7048 or by writing OppenheimerFunds Services at P.O. Box 5270, Denver, Colorado 80217. The date of this SAI is July 20,
2001.

Proxy\341-to775 (Growth Merger 2001)\Definiative Proxy_05